UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$39,496	3.500%, 5/22/2020	$27,220
	Crown Americas, LLC, Term Loan
187,031	4.000%, 10/22/2021	188,600
	Fortescue Metals Group, Ltd., Term Loan
127,112	3.750%, 6/30/2019	114,589
	Ineos Group Holdings, Ltd., Term Loan
90,390	3.750%, 5/4/2018	89,711
	NewPage Corporation, Term Loan
88,136	9.500%, 2/11/2021	84,336
	Tronox Pigments BV, Term Loan
84,002	4.000%, 3/19/2020	83,906
	Wausau Paper Corporation, Term Loan
74,438	6.500%, 7/30/2020	74,996

	Total	663,358

Capital Goods (0.7%)
	ADS Waste Holdings, Inc., Term Loan
89,611	3.750%, 10/9/2019	88,540
	Berry Plastics Group, Inc., Term Loan
119,623	3.500%, 2/8/2020	119,264
	Rexnord, LLC, Term Loan
90,620	4.000%, 8/21/2020	90,557
	Silver II Borrower, Term Loan
84,638	4.000%, 12/13/2019	80,124
	STHI Holding Corporation, Term Loan
149,250	4.500%, 8/6/2021	148,939

	Total	527,424

Communications Services (3.6%)
	Altice Financing SA, Term Loan
87,500	0.000%, 2/4/2022[b,c]	88,156
	Atlantic Broadband Penn, LLC, Term Loan
146,292	3.250%, 11/30/2019	145,462
	Birch Communication Inc., Term Loan
87,438	7.750%, 7/17/2020	86,563
	Cengage Learning Acquisitions, Term Loan
59,400	7.000%, 3/31/2020	59,570
	Charter Communications Operating, LLC, Term Loan
73,439	3.000%, 7/1/2020	73,123
45,195	3.000%, 1/3/2021	45,018
	Cincinnati Bell, Inc., Term Loan
90,620	4.000%, 9/10/2020	90,450
	Cumulus Media Holdings, Inc., Term Loan
79,763	4.250%, 12/23/2020	78,228
	Fairpoint Communications, Term Loan
90,386	7.500%, 2/14/2019	91,893
	Grande Communications Networks, LLC, Term Loan
90,391	4.500%, 5/29/2020	89,431
	Gray Television, Inc., Term Loan
151,351	3.750%, 6/13/2021	151,200
	Hargray Communications Group, Inc., Term Loan
148,388	5.250%, 6/26/2019	148,898

Principal Amount	Bank Loans (10.6%)[a]	Value
Communications Services (3.6%) - continued
	iHeartCommunications, Inc., Term Loan
$92,000	6.928%, 1/30/2019	$87,359
	IMG Worldwide, Inc., Term Loan
59,550	5.250%, 5/6/2021	58,969
	Integra Telecom Holdings, Inc., Term Loan
90,386	5.250%, 2/22/2019	90,188
	Intelsat Jackson Holdings SA, Term Loan
119,444	3.750%, 6/30/2019	118,936
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	121,177
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
25,000	0.000%, 1/7/2022[b,c]	24,609
80,000	4.500%, 1/7/2022	79,550
	LTS Buyer, LLC, Term Loan
107,490	4.000%, 4/13/2020	107,020
	MCC Georgia, LLC, Term Loan
69,475	3.750%, 6/30/2021	69,128
	McGraw-Hill Global Education, LLC, Term Loan
77,351	5.750%, 3/22/2019	77,893
	NEP/NCP Holdco, Inc., Term Loan
90,624	4.250%, 1/22/2020	88,132
	NTelos, Inc., Term Loan
90,378	5.750%, 11/9/2019	77,273
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
67,152	5.500%, 7/31/2018	66,817
	SBA Senior Finance II, LLC, Term Loan
99,250	3.250%, 3/24/2021	98,618
	TNS, Inc., Term Loan
57,740	5.000%, 2/14/2020	57,812
	Univision Communications, Inc., Term Loan
90,377	4.000%, 3/1/2020	90,168
	Virgin Media Investment Holdings, Ltd., Term Loan
58,982	3.500%, 6/7/2020	58,872
	WideOpenWest Finance, LLC, Term Loan
79,088	4.750%, 4/1/2019	79,100
	XO Communications, LLC, Term Loan
99,099	4.250%, 3/20/2021	99,198
	Yankee Cable Acquisition, LLC, Term Loan
88,079	4.500%, 3/1/2020	88,277
	Zayo Group, LLC, Term Loan
79,078	4.000%, 7/2/2019	79,142

	Total	2,866,230

Consumer Cyclical (1.9%)
	Amaya Gaming Group, Inc., Term Loan
136,812	5.000%, 8/1/2021	135,444
	Burlington Coat Factory Warehouse Corporation, Term Loan
122,494	4.250%, 8/13/2021	123,158
	Ceridian HCM Holding, Inc., Term Loan
44,446	4.500%, 9/15/2020	43,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Dollar Tree, Inc., Term Loan
$62,500	4.250%, 3/9/2022	$63,134
	FCA US, LLC, Term Loan
59,400	3.250%, 12/31/2018	59,315
	Golden Nugget, Inc., Delayed Draw
10,557	5.500%, 11/21/2019	10,606
	Golden Nugget, Inc., Term Loan
24,633	5.500%, 11/21/2019	24,748
	Hilton Worldwide Finance, LLC, Term Loan
91,233	3.500%, 10/26/2020	91,316
	J.C. Penney Corporation, Inc., Term Loan
90,390	6.000%, 5/22/2018	90,115
	Las Vegas Sands, LLC, Term Loan
19,750	3.250%, 12/19/2020	19,727
	Marina District Finance Company, Inc., Term Loan
51,284	6.500%, 8/15/2018	51,681
	MGM Resorts International, Term Loan
128,170	3.500%, 12/20/2019	127,716
	Michaels Stores, Inc., Term Loan
69,650	4.000%, 1/28/2020	69,837
	Mohegan Tribal Gaming Authority, Term Loan
53,325	5.500%, 11/19/2019	52,847
	Pinnacle Entertainment, Inc., Term Loan
125,238	3.750%, 8/13/2020	125,170
	ROC Finance, LLC, Term Loan
90,620	5.000%, 6/20/2019	87,363
	Scientific Games International, Inc., Term Loan
90,850	6.000%, 10/18/2020	91,100
	Seminole Hard Rock Entertainment, Inc., Term Loan
148,864	3.500%, 5/14/2020	147,933
	Seminole Indian Tribe of Florida, Term Loan
55,484	3.000%, 4/29/2020	55,345

	Total	1,470,307

Consumer Non-Cyclical (1.2%)
	Albertsons, Inc., Term Loan
141,061	5.375%, 3/21/2019	142,022
	Biomet, Inc., Term Loan
92,964	3.674%, 7/25/2017	92,863
	Catalina Marketing Corporation, Term Loan
59,550	4.500%, 4/9/2021	51,709
	CHS/Community Health Systems, Inc., Term Loan
12,425	3.428%, 12/31/2018	12,421
33,032	4.250%, 1/27/2021	33,186
	JBS USA, LLC, Term Loan
60,652	2.984%, 5/25/2018	60,804
39,698	3.750%, 9/18/2020	39,673
	Libbey Glass, Inc., Term Loan
124,062	3.750%, 4/9/2021	123,287
	Ortho-Clinical Diagnostics, Inc., Term Loan
124,187	4.750%, 6/30/2021	122,887

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Non-Cyclical (1.2%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$68,967	5.750%, 3/3/2021	$66,166
	Supervalu, Inc., Term Loan
130,296	4.500%, 3/21/2019	130,711
	Visant Corporation, Term Loan
56,370	7.000%, 9/23/2021	56,569

	Total	932,298

Energy (0.6%)
	Arch Coal, Inc., Term Loan
90,377	6.250%, 5/16/2018	69,635
	Energy Solutions, LLC, Term Loan
84,182	6.750%, 5/29/2020	84,367
	Exgen Renewables I, LLC, Term Loan
37,542	5.250%, 2/6/2021	37,729
	McJunkin Red Man Corporation, Term Loan
84,023	5.000%, 11/8/2019	80,578
	MEG Energy Corporation, Term Loan
74,807	3.750%, 3/31/2020	71,562
	Offshore Group Investment, Ltd., Term Loan
99,090	5.750%, 3/28/2019	56,358
	Pacific Drilling SA, Term Loan
67,792	4.500%, 6/3/2018	56,060

	Total	456,289

Financials (0.8%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	100,100
	DJO Finance, LLC, Term Loan
119,633	4.250%, 9/15/2017	119,842
	Harland Clarke Holdings Corporation,
	Term Loan
87,975	7.000%, 5/22/2018	88,470
	MPH Acquisition Holdings, LLC, Term Loan
135,631	3.750%, 3/31/2021	135,122
	TransUnion, LLC, Term Loan
59,400	4.000%, 4/9/2021	59,363
	WaveDivision Holdings, LLC, Term Loan
111,070	4.000%, 10/15/2019	110,746

	Total	613,643

Technology (0.5%)
	Avago Technologies, Ltd., Term Loan
86,352	3.750%, 5/6/2021	86,476
	BMC Software, Inc., Term Loan
87,655	5.000%, 9/10/2020	85,684
	First Data Corporation, Term Loan
92,000	3.674%, 3/23/2018	91,908
	Freescale Semiconductor, Inc., Term Loan
90,395	4.250%, 2/28/2020	90,532
	Infor US, Inc., Term Loan
84,350	3.750%, 6/3/2020	83,401

	Total	438,001

Transportation (0.3%)
	American Airlines, Inc., Term Loan
90,390	3.750%, 6/27/2019	90,277
	Delta Air Lines, Inc., Term Loan
79,383	3.250%, 4/20/2017	79,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Transportation (0.3%) - continued
	OSG Bulk Ships, Inc., Term Loan
$94,287	5.250%, 8/5/2019	$93,581

	Total	262,986

Utilities (0.2%)
	Calpine Corporation, Term Loan
33,882	4.000%, 4/1/2018	33,942
29,625	4.000%, 10/31/2020	29,668
	Intergen NV, Term Loan
90,390	5.500%, 6/15/2020	87,226

	Total	150,836

	Total Bank Loans (cost $8,513,668)	8,381,372

Shares	Common Stock (72.2%)	Value
Consumer Discretionary (6.0%)
3,100	American Axle & Manufacturing Holdings, Inc.[d]	80,073
6,700	Barnes & Noble, Inc.[d]	159,125
1,600	Bayerische Motoren Werke AG	199,255
12,750	Best Buy Company, Inc.	481,822
2,400	Brunswick Corporation	123,480
5,300	Canon Marketing Japan, Inc.	106,308
11,400	Dixons Carphone plc	69,720
11,300	EDION Corporation	84,935
7,700	Gap, Inc.	333,641
8,600	Hakuhodo Dy Holdings, Inc.	91,429
2,900	Hennes & Mauritz AB	117,501
26,349	Home Retail Group plc	64,266
10,400	Honda Motor Company, Ltd.	339,487
25,777	ITV plc	96,510
7,650	Lowe’s Companies, Inc.	569,084
38,000	Luk Fook Holdings International, Ltd.	105,963
2,000	Macy’s, Inc.	129,820
2,350	Madison Square Garden Company[d]	198,928
900	RTL Group SA	86,544
8,300	Ruth’s Hospitality Group, Inc.	131,804
11,500	Sekisui House, Ltd.	166,980
53,000	SJM Holdings, Ltd.	69,222
21,800	Sky Network Television, Ltd.	96,191
9,800	Stage Stores, Inc.	224,616
8,900	Suzuki Motor Corporation	267,305
4,700	Target Corporation	385,729

	Total	4,779,738

Consumer Staples (3.1%)
4,200	Archer-Daniels-Midland Company	199,080
5,643	Associated British Foods plc	235,499
3,950	Coca-Cola Enterprises, Inc.	174,590
700	Henkel AG & Company KGaA	72,235
8,628	Imperial Tobacco Group plc	378,477
6,800	Mondelez International, Inc.	245,412
25,300	Rite Aid Corporation[d]	219,857
6,200	Tyson Foods, Inc.	237,460
900	Walgreens Boots Alliance, Inc.	76,212
2,776	Wal-Mart Stores, Inc.	228,326
2,969	Wesfarmers, Ltd.	99,146
4,100	Whole Foods Market, Inc.	213,528
46,900	Wilmar International, Ltd.	111,340

	Total	2,491,162

Energy (4.4%)
60,092	BP plc	389,524
11,551	BW LPG, Ltd.[e]	92,893

Shares	Common Stock (72.2%)	Value
Energy (4.4%) - continued
6,000	CAT Oil AG	$67,128
14,500	Eni SPA	250,967
11,600	ERG SPA	151,795
11,100	Exxon Mobil Corporation	943,500
8,900	Halliburton Company	390,532
20,500	Patterson-UTI Energy, Inc.	384,887
17,400	Pioneer Energy Services Corporation[d]	94,308
9,145	Royal Dutch Shell plc, Class B	284,868
6,700	Total SA	333,036
2,400	Whiting Petroleum Corporation[d]	74,160

	Total	3,457,598

Financials (24.0%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	58,088
100	Acadia Realty Trust	3,488
200	Agree Realty Corporation	6,594
700	Alexandria Real Estate Equities, Inc.	68,628
3,400	Allianz SE	590,294
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	33,864
10,800	American Campus Communities, Inc.	462,996
4,050	AmTrust Financial Services, Inc.	230,789
800	Apartment Investment & Management Company	31,488
8,250	Apollo Investment Corporation	63,319
3,800	Ares Capital Corporation	65,246
400	Ashford Hospitality Trust, Inc.	3,848
3,464	Australia & New Zealand Banking Group, Ltd.	96,369
500	AvalonBay Communities, Inc.	87,125
3,400	AXA SA	85,575
19,400	Banco Santander SA	145,429
43,600	Bank Leumi Le-Israel BMd	161,680
27,000	Bank of America Corporation	415,530
1,954	Bank of Nova Scotia	98,028
7,100	Bank of Queensland, Ltd.	74,399
12,000	Bank of Yokohama, Ltd.	70,280
800	BioMed Realty Trust, Inc.	18,128
2,300	BlackRock Resources & Commodities Strategy Trust	21,988
800	Boston Properties, Inc.	112,384
1,102	Brixmor Property Group, Inc.	29,258
500	Camden Property Trust	39,065
3,500	Cash America International, Inc.	81,550
50	Chatham Lodging Trust	1,471
56	Chesapeake Lodging Trust	1,894
23,000	Cheung Kong Holdings, Ltd.	469,902
9,850	Citigroup, Inc.	507,472
2,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	38,900
275	Cousins Properties, Inc.	2,915
900	CubeSmart	21,735
34	Daiwa House Residential Investment Corporation	74,179
5,300	DBS Group Holdings, Ltd.	78,588
500	DDR Corporation	9,310
200	Digital Realty Trust, Inc.	13,192
3,250	Doubleline Income Solutions Fund	64,513
3,600	Duke Realty Corporation	78,372
200	DuPont Fabros Technology, Inc.	6,536
3,704	Enova International, Inc.[d]	72,932
300	EPR Properties	18,009
400	Equity Lifestyle Properties, Inc.	21,980
1,100	Equity Residential	85,646
1,400	Erie Indemnity Company	122,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (72.2%)	Value
Financials (24.0%) - continued
200	Essex Property Trust, Inc.	$45,980
7,250	First Financial Bancorp	129,123
5,400	First Horizon National Corporation	77,166
1,625	First Trust High Income Long/Short Fund	26,618
9,700	Forestar Real Estate Group, Inc.[d]	152,969
2,439	General Growth Properties, Inc.	72,072
200	Geo Group, Inc.	8,748
1,025	Guggenheim Multi-Asset Income ETF	22,601
11,600	Hang Seng Bank, Ltd.	209,947
1,000	Hannover Rueckversicherung SE	103,334
1,400	HCP, Inc.	60,494
957	Health Care REIT, Inc.	74,034
1,300	Healthcare Trust of America, Inc.	36,218
700	Highwoods Properties, Inc.	32,046
3,000	Horace Mann Educators Corporation	102,600
11	Hoshino Resorts REIT, Inc.	135,017
400	Hospitality Properties Trust	13,196
15,600	Host Hotels & Resorts, Inc.	314,808
81,792	HSBC Holdings plc	696,981
15,850	Huntington Bancshares, Inc.	175,142
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	55,820
14,175	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,589,301
11,514	iShares S&P U.S. Preferred Stock Index Fund	461,827
37	Japan Logistics Fund, Inc.	76,892
14,300	KeyCorp	202,488
100	Kilroy Realty Corporation	7,617
3,000	Kimco Realty Corporation	80,550
300	LaSalle Hotel Properties	11,658
3,050	Lazard, Ltd.	160,399
18,000	Link REIT	111,045
475	Macerich Company	40,057
500	Medical Properties Trust, Inc.	7,370
10,150	MetLife, Inc.	513,082
10,029	MFS Intermediate Income Trust	48,841
300	Mid-America Apartment Communities, Inc.	23,181
14,200	Morgan Stanley	506,798
1,700	Muenchener Rueckversicherungs- Gesellschaft AG	365,298
3,700	National Australia Bank, Ltd.	108,315
300	National Health Investors, Inc.	21,303
700	National Retail Properties, Inc.	28,679
1,500	NorthStar Realty Finance Corporation	27,180
6,122	Nuveen Quality Preferred Income Fund II	56,078
5,500	OFG Bancorp	89,760
300	Omega Healthcare Investors, Inc.	12,171
200	Outfront Media, Inc.	5,984
600	Parkway Properties, Inc.	10,410
500	Physicians Realty Trust	8,805
4,227	PIMCO Dynamic Credit Income Fund	86,315
2,853	Power Corporation of Canada	75,506
17,948	PowerShares Preferred Portfolio	267,605
3,450	Principal Financial Group, Inc.	177,226
20,000	Progressive Corporation	544,000
2,400	Prologis, Inc.	104,544
500	Public Storage, Inc.	98,570
300	Regency Centers Corporation	20,412
10,300	Regions Financial Corporation	97,335
4,800	Retail Properties of America, Inc.	76,944
11,670	RioCan Real Estate Investment Trust	266,930

Shares	Common Stock (72.2%)	Value
Financials (24.0%) - continued
1,200	RLJ Lodging Trust	$37,572
8,679	Royal Bank of Canada	522,433
100	Senior Housing Property Trust	2,219
1,000	Simon Property Group, Inc.	195,640
100	SL Green Realty Corporation	12,838
3,250	Solar Capital, Ltd.	65,780
167	Sovran Self Storage, Inc.	15,688
11,300	SPDR Barclays High Yield Bond ETF	443,186
3,300	Spirit Realty Captial, Inc.	39,864
45	Store Capital Corporation	1,051
4,700	Sumitomo Mitsui Financial Group, Inc.	180,032
24,947	Summit Hotel Properties, Inc.	351,004
6,364	Sun Life Financial, Inc.	196,113
1,300	Swiss Re AG	125,395
5,900	T&D Holdings, Inc.	81,043
733	Tanger Factory Outlet Centers, Inc.	25,780
100	Taubman Centers, Inc.	7,713
8,317	Templeton Global Income Fund	59,799
150	Terreno Realty Corporation	3,420
2,600	Tokio Marine Holdings, Inc.	98,142
17	Top REIT, Inc.	70,756
8,550	Toronto-Dominion Bank	365,951
7,703	U.S. Bancorp	336,390
800	UDR, Inc.	27,224
450	Urban Edge Properties	10,665
7,145	Vanguard Short-Term Corporate Bond ETF	573,100
1,000	Ventas, Inc.	73,020
800	Vornado Realty Trust	89,600
12,185	Wells Fargo & Company	662,864
3,796	Western Asset Emerging Markets Debt Fund, Inc.	59,787
5,878	Western Asset High Income Opportunity Fund, Inc.	31,271
200	WP Carey, Inc.	13,600
1,200	Zurich Insurance Group AGd	405,603

	Total	18,965,073

Health Care (11.1%)
2,000	Abaxis, Inc.	128,220
2,500	Abbott Laboratories	115,825
1,500	AbbVie, Inc.	87,810
1,100	Actelion, Ltd.	126,867
5,200	Aetna, Inc.	553,956
2,469	AmerisourceBergen Corporation	280,651
5,720	AMN Healthcare Services, Inc.[d]	131,960
9,200	Astellas Pharmaceutical, Inc.	150,741
1,400	Bayer AG	209,461
350	Biogen, Inc.[d]	147,784
1,266	Boiron SA	135,816
32,050	Boston Scientific Corporation[d]	568,888
6,000	Bruker Corporation[d]	110,820
3,000	Cardinal Health, Inc.	270,810
4,900	Centene Corporation[d]	346,381
2,300	CSL, Ltd.	160,913
2,673	Eli Lilly and Company	194,193
19,270	Fisher & Paykel Healthcare Corporation, Ltd.	94,725
4,850	Gilead Sciences, Inc.[d]	475,931
6,620	GlaxoSmithKline plc	152,391
4,250	HCA Holdings, Inc.[d]	319,728
10,900	Healthways, Inc.[d]	214,730
4,259	ICON plc[d]	300,387
700	Lonza Group AG	87,149
650	McKesson Corporation	147,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (72.2%)	Value
Health Care (11.1%) - continued
11,750	Merck & Company, Inc.	$675,390
7,000	Otsuka Holdings Company, Ltd.	218,986
4,350	PAREXEL International Corporation[d]	300,107
23,100	Pfizer, Inc.	803,649
5,800	Quest Diagnostics, Inc.	445,730
2,500	Quintiles Transnational Holdings, Inc.[d]	167,425
6,000	Recordati SPA	112,049
400	Roche Holding AG	109,917
500	Roche Holding AG	136,347
5,300	Sagent Pharmaceuticals, Inc.[d]	123,225
1,900	Shire plc	151,473

	Total	8,757,465

Industrials (7.4%)
4,300	Allison Transmission Holdings, Inc.	137,342
5,688	Canadian National Railway Company	380,921
3,900	Caterpillar, Inc.	312,117
6,300	COMSYS Holdings Corporation	77,722
7,700	Con-way, Inc.	339,801
8,350	Delta Air Lines, Inc.	375,416
9,800	Expeditors International of Washington, Inc.	472,164
7,900	Flowserve Corporation	446,271
10,350	General Electric Company	256,783
20,000	Hutchison Whampoa, Ltd.	277,217
18,900	ITOCHU Corporation	204,533
2,700	Jacobs Engineering Group, Inc.[d]	121,932
8,450	KAR Auction Services, Inc.	320,508
4,900	KONE Oyj	217,267
8,300	Meritor, Inc.[d]	104,663
7,400	Pentair, Ltd.	465,386
4,350	Quad/Graphics, Inc.	99,963
2,900	Safran SA	202,627
3,400	Siemens AG	367,723
3,650	Southwest Airlines Company	161,695
3,750	Stantec, Inc.	89,742
7,000	TOTO, Ltd.	103,943
7,524	Wajax Corporation	143,702
2,050	Woodward, Inc.	104,570
6,123	WS Atkins plc	115,609

	Total	5,899,617

Information Technology (8.2%)
1,200	Accenture plc	112,428
3,500	Akamai Technologies, Inc.[d]	248,658
7,300	Aspen Technology, Inc.[d]	280,977
12,100	Broadcom Corporation	523,869
38,400	Brocade Communications Systems, Inc.	455,616
3,100	Canon, Inc.	109,682
13,800	Cirrus Logic, Inc.[d]	458,988
19,161	Cisco Systems, Inc.	527,407
2,050	Computer Sciences Corporation	133,824
459	Constellation Software, Inc.	158,645
14,350	Corning, Inc.	325,458
4,900	Electronic Arts, Inc.[d]	288,193
17,550	EMC Corporation	448,578
100	Equinix, Inc.	23,285
600	F5 Networks, Inc.[d]	68,964
9,100	FUJIFILM Holdings NPV	323,747
22,900	Global Cash Access Holdings, Inc.[d]	174,498
4,400	Hoya Corporation	176,151
7,700	Juniper Networks, Inc.	173,866
21,100	Marvell Technology Group, Ltd.	310,170
2,716	Melexis NV	162,067

Shares	Common Stock (72.2%)	Value
Information Technology (8.2%) - continued
3,300	NetApp, Inc.	$117,018
15,300	NVIDIA Corporation	320,152
5,250	Pegasystems, Inc.	114,188
8,800	Vishay Intertechnology, Inc.	121,616
7,700	Xilinx, Inc.	325,710

	Total	6,483,755

Materials (2.2%)
3,400	Berry Plastics Group, Inc.[d]	123,046
183,900	Centamin plc	156,434
2,750	Dow Chemical Company	131,945
86,000	Kobe Steel, Ltd.	158,620
4,900	LyondellBasell Industries NV	430,220
1,400	Nitto Denko Corporation	93,483
13,473	Norsk Hydro ASA	70,818
3,500	Rock-Tenn Company	225,750
2,500	Voestalpine AG	91,450
3,300	Westlake Chemical Corporation	237,402

	Total	1,719,168

Telecommunications Services (3.4%)
12,230	BCE, Inc.	517,763
226,400	Bezeq Israel Telecommunication Corporation, Ltd.	421,589
42,155	BT Group plc	273,916
22,800	KDDI Corporation	515,110
7,700	Nippon Telegraph & Telephone Corporation	475,329
104,300	Singapore Telecommunications, Ltd.	332,825
27,100	Vonage Holdings Corporation[d]	133,061

	Total	2,669,593

Utilities (2.4%)
104,800	A2A SPA	108,820
108,800	Electricidade de Portugal SA	407,470
9,300	Endesa SA	179,534
25,600	Enel SPA	115,646
7,900	FirstEnergy Corporation	276,974
7,200	Fortum Oyj	150,841
6,000	Gas Natural SDG SA	134,712
12,600	GDF Suez	248,761
33,600	Iberdrola SA	216,671
5,000	Verbund AG	83,561

	Total	1,922,990

	Total Common Stock (cost $55,319,619)	57,146,159

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
49,635	5.530%, 4/25/2047	49,335

	Total	49,335

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,154
	Anglo American Capital plc
7,000	1.203%, 4/15/2016[e,f]	6,996
	ArcelorMittal
45,000	6.250%, 3/1/2021	47,813
	Dow Chemical Company
8,000	8.550%, 5/15/2019	10,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Basic Materials (0.3%) - continued
	First Quantum Minerals, Ltd.
$60,000	7.000%, 2/15/2021[e]	$55,350
	FMG Resources August 2006 Pty., Ltd.
10,523	6.875%, 2/1/2018[e]	10,313
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,978
10,000	2.375%, 3/15/2018	9,951
	Hexion US Finance Corporation
23,677	8.875%, 2/1/2018	20,895
	Ineos Finance plc
28,000	7.500%, 5/1/2020[e]	29,540
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,822
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	37,114
	Vale Overseas, Ltd.
9,000	6.250%, 1/23/2017	9,537

	Total	267,479

Capital Goods (0.4%)
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	23,438
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[e]	59,190
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	23,736
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	45,394
	Harsco Corporation
9,000	2.700%, 10/15/2015	9,000
	Ingersoll-Rand Global Holding Company, Ltd.
12,000	6.875%, 8/15/2018	13,944
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	9,937
	Martin Marietta Materials, Inc.
12,000	1.373%, 6/30/2017[f]	11,934
	Nortek, Inc.
23,677	8.500%, 4/15/2021	25,334
	Owens-Brockway Glass Container, Inc.
60,000	5.000%, 1/15/2022[e]	61,119
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	25,334
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,029

	Total	317,389

Collateralized Mortgage Obligations (2.8%)
	Alternative Loan Trust
151,253	5.500%, 10/25/2035	137,806
	Banc of America Alternative Loan Trust
69,527	6.000%, 11/25/2035	60,752
	CHL Mortgage Pass-Through Trust
109,122	4.911%, 1/25/2036	101,591
	Citigroup Mortgage Loan Trust, Inc.
28,112	2.769%, 3/25/2037	21,875
	CitiMortgage Alternative Loan Trust
106,478	5.750%, 4/25/2037	91,404
	Countrywide Alternative Loan Trust
88,693	6.500%, 8/25/2036	69,547

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
	Countrywide Home Loan Mortgage Pass Through Trust
$157,836	2.437%, 11/25/2035	$133,423
	Credit Suisse First Boston Mortgage Securities Corporation
67,539	5.250%, 10/25/2035	67,186
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
71,195	5.500%, 11/25/2035	67,224
	HomeBanc Mortgage Trust
49,550	2.163%, 4/25/2037	36,586
	J.P. Morgan Alternative Loan Trust
161,263	6.500%, 3/25/2036	140,188
	J.P. Morgan Mortgage Trust
85,016	2.239%, 6/25/2035	84,712
99,839	2.659%, 6/25/2035	100,872
78,095	2.654%, 8/25/2035	77,524
94,970	2.539%, 1/25/2037	86,291
	MortgageIT Trust
80,459	0.434%, 12/25/2035[f]	73,267
	New York Mortgage Trust
87,311	2.878%, 5/25/2036	78,938
	Residential Accredit Loans, Inc.
84,436	5.750%, 9/25/2035	76,219
	Residential Funding Mortgage Security I Trust
98,580	6.000%, 7/25/2037	89,225
	RFMSI Trust
70,012	5.750%, 2/25/2036	64,749
	Sequoia Mortgage Trust
48,321	2.743%, 9/20/2046	37,820
	Structured Adjustable Rate Mortgage Loan Trust
100,686	2.627%, 9/25/2035	84,797
	Structured Asset Mortgage Investments, Inc.
144,898	0.484%, 12/25/2035[f]	110,382
	WaMu Mortgage Pass Through Certificates
140,471	0.868%, 1/25/2047[f]	113,895
	Wells Fargo Mortgage Backed Securities Trust
80,249	2.615%, 3/25/2036	79,940
71,833	2.623%, 7/25/2036	70,070
66,387	6.000%, 7/25/2037	67,087

	Total	2,223,370

Communications Services (1.3%)
	21st Century Fox America, Inc.
11,000	6.900%, 3/1/2019	13,017
	AMC Networks, Inc.
53,677	7.750%, 7/15/2021	58,240
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,993
	American Tower Corporation
13,000	7.000%, 10/15/2017	14,641
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,217
	CC Holdings GS V, LLC
18,000	2.381%, 12/15/2017	18,151
	CCO Holdings, LLC
23,677	7.000%, 1/15/2019	24,624
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	32,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Communications Services (1.3%) - continued
	Cequel Communications Escrow I, LLC
$55,000	6.375%, 9/15/2020[e]	$57,956
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	52,563
	Cox Communications, Inc.
9,000	9.375%, 1/15/2019[e]	11,344
	Digicel, Ltd.
53,677	6.000%, 4/15/2021[e]	50,993
	DIRECTV Holdings, LLC
8,000	5.875%, 10/1/2019	9,215
	DISH DBS Corporation
50,000	5.000%, 3/15/2023	48,615
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,700
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[e]	63,300
	Frontier Communications Corporation
65,000	6.875%, 1/15/2025	64,350
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,550
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	24,387
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	32,513
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	50,625
	SBA Tower Trust
12,000	5.101%, 4/17/2017[e]	12,551
	Sprint Corporation
60,000	7.625%, 2/15/2025	59,700
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,386
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	26,188
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	40,600
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	43,050
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	27,469
12,000	4.500%, 9/15/2020	13,251
	West Corporation
50,000	5.375%, 7/15/2022[e]	48,875
	Wind Acquisition Finance SA
40,000	4.750%, 7/15/2020[e]	40,100

	Total	1,045,526

Consumer Cyclical (0.9%)
	Alibaba Group Holding, Ltd.
15,000	2.500%, 11/28/2019[e]	15,005
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,900
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[e]	25,875
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	26,260
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	27,860
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[e]	7,081

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Cyclical (0.9%) - continued
	ERAC USA Finance, LLC
$12,000	2.350%, 10/15/2019[e]	$12,061
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	14,176
14,000	2.597%, 11/4/2019	14,185
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	24,121
21,000	4.375%, 9/25/2021	22,304
	GLP Capital, LP
50,000	4.875%, 11/1/2020	51,250
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021	47,363
	Hyundai Capital America
9,000	1.450%, 2/6/2017[e]	9,010
5,000	2.000%, 3/19/2018[e]	5,080
	Jaguar Land Rover Automotive plc
20,000	4.250%, 11/15/2019[e]	20,550
30,000	5.625%, 2/1/2023[e]	31,575
	KB Home
22,000	4.750%, 5/15/2019	21,505
	L Brands, Inc.
30,000	6.625%, 4/1/2021	34,365
	Lennar Corporation
60,000	4.750%, 11/15/2022	61,050
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	11,301
	MGM Resorts International
60,000	6.000%, 3/15/2023	61,650
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	51,719
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,440
	TRW Automotive, Inc.
7,000	7.250%, 3/15/2017[e]	7,656
	United Rentals, Inc.
60,000	5.500%, 7/15/2025	61,125
	Volkswagen Group of America Finance, LLC
14,000	0.701%, 11/20/2017[e,f]	14,003
	Walgreens Boots Alliance, Inc.
14,000	2.700%, 11/18/2019	14,302

	Total	733,772

Consumer Non-Cyclical (0.9%)
	Actavis Funding SCS
7,000	1.523%, 3/12/2020[f]	7,095
	B&G Foods, Inc.
45,000	4.625%, 6/1/2021	44,944
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,755
	CareFusion Corporation
10,000	1.450%, 5/15/2017	10,008
	Celgene Corporation
16,000	1.900%, 8/15/2017	16,204
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	31,800
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022[e]	53,006
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,179
	EMD Finance, LLC
6,000	0.619%, 3/17/2017[e,f]	5,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Envision Healthcare Corporation
$50,000	5.125%, 7/1/2022[e]	$51,125
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[e]	12,854
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	25,926
	HCA, Inc.
23,677	4.750%, 5/1/2023	24,565
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	28,114
	JBS Finance II, Ltd.
23,677	8.250%, 1/29/2018*	24,465
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,031
	Medco Health Solutions, Inc.
6,000	7.125%, 3/15/2018	6,907
	Medtronic, Inc.
14,000	2.500%, 3/15/2020[e]	14,310
	Merck & Company, Inc.
5,000	0.631%, 2/10/2020[f]	5,020
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,067
	Omnicare, Inc.
60,000	4.750%, 12/1/2022	61,950
	Ortho-Clinical Diagnostics, Inc.
55,000	6.625%, 5/15/2022[e]	48,813
	Pernod Ricard SA
8,000	5.750%, 4/7/2021[e]	9,284
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	24,447
	SABMiller plc
9,000	6.500%, 7/15/2018[e]	10,304
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,993
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	31,800
	Sysco Corporation
21,000	2.350%, 10/2/2019	21,486
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	49,613
	Tyson Foods, Inc.
12,000	2.650%, 8/15/2019	12,287
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[e]	25,038
	Whirlpool Corporation
14,000	1.650%, 11/1/2017	14,089
	Zimmer Holdings, Inc.
5,000	2.000%, 4/1/2018	5,040

	Total	704,517

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,549
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,995
	Calumet Specialty Products Partners, LP
45,000	6.500%, 4/15/2021[e]	43,650
	CNOOC Nexen Finance
8,000	1.625%, 4/30/2017	7,982

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Energy (0.8%) - continued
	CNPC General Capital, Ltd.
$10,000	2.750%, 4/19/2017[e]	$10,177
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	61,464
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	40,400
	Enbridge, Inc.
6,000	0.712%, 6/2/2017[f]	5,924
	EQT Corporation
8,000	8.125%, 6/1/2019	9,557
	Harvest Operations Corporation
23,677	6.875%, 10/1/2017	21,546
	Hess Corporation
6,000	8.125%, 2/15/2019	7,204
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,963
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	20,185
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	27,600
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	22,800
	Petroleos Mexicanos
30,000	4.250%, 1/15/2025[e]	30,407
70,000	5.625%, 1/23/2046[e]	71,050
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	46,800
	Rosetta Resources, Inc.
60,000	5.875%, 6/1/2022	56,550
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025[e]	59,325
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	15,814
	Suncor Energy, Inc.
6,000	6.100%, 6/1/2018	6,759
	Weatherford International, Ltd.
9,000	6.000%, 3/15/2018	9,460

	Total	614,161

Financials (1.2%)
	Abbey National Treasury Services plc
14,000	0.683%, 9/29/2017[f]	13,961
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,930
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,150
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[e]	6,128
	Bank of America Corporation
14,000	5.700%, 5/2/2017	15,084
14,000	1.700%, 8/25/2017	14,054
24,000	1.335%, 3/22/2018[f]	24,273
20,000	5.650%, 5/1/2018	22,185
12,000	8.000%, 12/29/2049[g]	12,825
	Barclays Bank plc
6,000	5.140%, 10/14/2020	6,666
	Barclays plc
14,000	2.750%, 11/8/2019	14,138
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,179
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	16,735
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.2%) - continued
	Caisse Centrale Desjardins du Quebec
$7,000	0.918%, 1/29/2018[e,f]	$6,999
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	12,785
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	24,750
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,520
12,000	6.000%, 8/15/2017	13,200
21,000	1.850%, 11/24/2017	21,148
9,000	8.500%, 5/22/2019	11,208
	CyrusOne, LP
23,677	6.375%, 11/15/2022	25,157
	DDR Corporation
6,000	9.625%, 3/15/2016	6,471
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[e]	48,622
	Deutsche Bank AG
12,000	1.350%, 5/30/2017	11,989
	Discover Bank
3,000	8.700%, 11/18/2019	3,695
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,610
	Duke Realty, LP
14,000	8.250%, 8/15/2019	17,290
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	17,122
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,130
9,000	7.500%, 2/15/2019	10,741
5,000	1.417%, 4/23/2020[f]	5,064
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,915
	HBOS plc
12,000	6.750%, 5/21/2018[e]	13,426
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,487
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,594
	HSBC Holdings plc
7,000	6.375%, 3/29/2049[g]	7,157
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[e]	14,938
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,940
	ING Capital Funding Trust III
8,000	3.875%, 12/29/2049[f,g]	7,920
	International Lease Finance Corporation
8,000	2.221%, 6/15/2016[f]	8,000
25,000	5.875%, 4/1/2019	27,125
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,148
12,000	3.875%, 1/15/2019	12,656
	J.P. Morgan Chase & Company
6,000	2.000%, 8/15/2017	6,089
6,000	6.300%, 4/23/2019	6,970
5,000	2.250%, 1/23/2020	5,011
12,000	7.900%, 4/29/2049[g]	12,915
	KeyCorp
9,000	2.300%, 12/13/2018	9,145
	Kookmin Bank
9,000	1.131%, 1/27/2017[e,f]	9,052

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.2%) - continued
	Liberty Mutual Group, Inc.
$3,000	5.000%, 6/1/2021[e]	$3,324
	Lloyds Bank plc
7,000	0.791%, 3/16/2018[f]	7,012
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,101
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[e]	10,971
	Morgan Stanley
15,000	6.250%, 8/28/2017	16,571
12,000	6.625%, 4/1/2018	13,648
5,000	1.396%, 1/27/2020[f]	5,075
8,000	4.875%, 11/1/2022	8,737
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	19,075
	National City Corporation
6,000	6.875%, 5/15/2019	7,079
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,140
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,093
	Regions Bank
5,000	7.500%, 5/15/2018	5,812
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,941
	Royal Bank of Scotland Group plc
7,000	1.213%, 3/31/2017[f]	7,026
	Societe Generale SA
9,000	5.750%, 4/20/2016[e]	9,382
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	17,994
	Suncorp-Metway, Ltd.
6,000	0.973%, 3/28/2017[e,f]	6,008
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[e,g]	9,450
	Synchrony Financial
18,000	1.875%, 8/15/2017	18,015
5,000	1.485%, 2/3/2020[f]	5,023
	USB Realty Corporation
5,000	1.400%, 12/29/2049[e,f,g]	4,550
	Ventas Realty, LP
7,000	1.250%, 4/17/2017	6,985
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,286
	WEA Finance, LLC
14,000	1.750%, 9/15/2017[e]	14,072
	Wells Fargo & Company
7,000	0.935%, 1/30/2020[f]	7,036

	Total	979,877

Foreign Government (1.3%)
	Brazil Government International Bond
100,000	5.000%, 1/27/2045	92,500
	Colombia Government International Bond
40,000	4.000%, 2/26/2024	41,240
50,000	5.000%, 6/15/2045	51,375
	Croatia Government International Bond
55,000	6.625%, 7/14/2020[e]	60,981
	Hungary Government International Bond
80,000	5.375%, 3/25/2024	89,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Foreign Government (1.3%) - continued
	Indonesia Government International Bond
$60,000	4.125%, 1/15/2025[e]	$61,575
115,000	5.125%, 1/15/2045[e]	120,750
	Mexico Government International Bond
50,000	4.000%, 10/2/2023	52,900
	Panama Government International Bond
32,000	4.000%, 9/22/2024	33,520
	Peru Government International Bond
32,000	5.625%, 11/18/2050	39,120
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	60,074
50,000	3.950%, 1/20/2040	53,062
	Russian Government International Bond
80,000	4.875%, 9/16/2023[e]	76,976
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	144,375
32,000	4.875%, 4/16/2043	31,600

	Total	1,009,748

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 4/1/2030[c]	261,758
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 4/1/2045[c]	160,219
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
475,000	3.500%, 4/1/2045[c]	498,898
475,000	4.000%, 4/1/2045[c]	507,879
250,000	4.500%, 5/1/2045[c]	272,051

	Total	1,700,805

Technology (0.3%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[e]	24,938
	EMC Corporation
6,000	2.650%, 6/1/2020	6,162
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,990
	First Data Corporation
23,677	7.375%, 6/15/2019[e]	24,742
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[e]	32,662
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,920
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[e]	61,650
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	14,575

	Total	201,639

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,987

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Transportation (0.2%) - continued
	American Airlines Pass Through Trust
$5,495	4.950%, 1/15/2023	$5,956
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	50,499
	Continental Airlines, Inc.
20,077	6.250%, 4/11/2020	21,521
	Delta Air Lines, Inc.
12,000	6.750%, 5/23/2017	12,405
8,139	4.950%, 5/23/2019	8,740
6,919	4.750%, 5/7/2020	7,429
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[e]	9,982

	Total	121,519

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
75,000	2.250%, 11/15/2024	77,103

	Total	77,103

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	40,300
	AES Corporation
23,677	7.375%, 7/1/2021	26,281
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,034
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,203
	Calpine Corporation
45,000	5.375%, 1/15/2023	45,000
	Commonwealth Edison Company
7,000	6.950%, 7/15/2018	8,095
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,228
	Dynegy Finance I, Inc.
60,000	7.375%, 11/1/2022[e]	63,075
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,490
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,721
	Eversource Energy
5,000	1.600%, 1/15/2018	5,010
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,727
5,000	2.950%, 1/15/2020	5,084
	MarkWest Energy Partners, LP
60,000	4.875%, 12/1/2024	61,344
	NiSource Finance Corporation
12,000	6.400%, 3/15/2018	13,640
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,506
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,840
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,076
	Sempra Energy
14,000	6.150%, 6/15/2018	15,959
5,000	2.400%, 3/15/2020	5,056
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Utilities (0.5%) - continued
	Williams Companies, Inc.
$12,000	7.875%, 9/1/2021	$13,930

	Total	409,608

	Total Long-Term Fixed Income (cost $10,348,821)	10,455,848

Shares	Preferred Stock (0.1%)	Value
Consumer Staples (0.1%)
900	Henkel AG & Company KGaA	105,715

	Total	105,715

	Total Preferred Stock (cost $106,241)	105,715

Shares or Principal Amount	Short-Term Investments (6.1%)[h]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.105%, 4/22/2015[i]	99,994
200,000	0.090%, 4/24/2015[i]	199,988
	Thrivent Cash Management Trust
4,514,539	0.050%	4,514,539

	Total Short-Term Investments (at amortized cost)	4,814,521

	Total Investments (cost $79,102,870) 102.2%	$80,903,615

	Other Assets and Liabilities, Net (2.2%)	(1,726,664)

	Total Net Assets 100.0%	$79,176,951

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $2,356,596 or 3.0% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At March 31, 2015, $299,982 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Fund owned as of March 31, 2015.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$24,603

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,727,385
Gross unrealized depreciation	(2,926,640)

Net unrealized appreciation (depreciation)	$1,800,745

Cost for federal income tax purposes	$79,102,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	663,358	–	588,362	74,996
Capital Goods	527,424	–	527,424	–
Communications Services	2,866,230	–	2,577,765	288,465
Consumer Cyclical	1,470,307	–	1,470,307	–
Consumer Non-Cyclical	932,298	–	871,494	60,804
Energy	456,289	–	418,560	37,729
Financials	613,643	–	613,643	–
Technology	438,001	–	438,001	–
Transportation	262,986	–	262,986	–
Utilities	150,836	–	150,836	–
Common Stock
Consumer Discretionary	4,779,738	2,818,122	1,961,616	–
Consumer Staples	2,491,162	1,594,465	896,697	–
Energy	3,457,598	1,887,387	1,570,211	–
Financials	18,965,073	12,825,617	6,139,456	–
Health Care	8,757,465	6,910,630	1,846,835	–
Industrials	5,899,617	3,718,611	2,181,006	–
Information Technology	6,483,755	5,553,463	930,292	–
Materials	1,719,168	1,148,363	570,805	–
Telecommunications Services	2,669,593	133,061	2,536,532	–
Utilities	1,922,990	276,974	1,646,016	–
Long-Term Fixed Income
Asset-Backed Securities	49,335	–	49,335	–
Basic Materials	267,479	–	267,479	–
Capital Goods	317,389	–	317,389	–
Collateralized Mortgage Obligations	2,223,370	–	2,223,370	–
Communications Services	1,045,526	–	1,045,526	–
Consumer Cyclical	733,772	–	733,772	–
Consumer Non-Cyclical	704,517	–	704,517	–
Energy	614,161	–	614,161	–
Financials	979,877	–	979,877	–
Foreign Government	1,009,748	–	1,009,748	–
Mortgage-Backed Securities	1,700,805	–	1,700,805	–
Technology	201,639	–	201,639	–
Transportation	121,519	–	121,519	–
U.S. Government and Agencies	77,103	–	77,103	–
Utilities	409,608	–	409,608	–
Preferred Stock
Consumer Staples	105,715	–	105,715	–
Short-Term Investments	4,814,521	4,514,539	299,982	–
Total	$80,903,615	$41,381,232	$39,060,389	$461,994

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	27,800	27,800	–	–
Total Asset Derivatives	$27,800	$27,800	$–	$–

Liability Derivatives
Futures Contracts	17,676	17,676	–	–
Total Liability Derivatives	$17,676	$17,676	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(26)	June 2015	($5,680,515)	($5,698,063)	($17,548)
5-Yr. U.S. Treasury Bond Futures	19	June 2015	2,269,442	2,284,008	14,566
10-Yr. U.S. Treasury Bond Futures	(1)	June 2015	(128,778)	(128,906)	(128)
30-Yr. U.S. Treasury Bond Futures	1	June 2015	162,128	163,875	1,747
Mini MSCI EAFE Index Futures	10	June 2015	905,024	914,950	9,926
S&P 500 Index Mini-Futures	7	June 2015	720,630	721,280	650
Ultra Long Term U.S. Treasury Bond Futures	1	June 2015	168,964	169,875	911
Total Futures Contracts					$10,124

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust-Short Term Investment	$6,347,729	$6,780,595	$8,613,785	4,514,539	$4,514,539	$743
Total Value and Income Earned	6,347,729				4,514,539	743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Basic Materials (1.1%)
	Alpha Natural Resources, Inc., Term Loan
$1,152,362	3.500%, 5/22/2020	$794,173
	Crown Americas, LLC, Term Loan
1,206,975	4.000%, 10/22/2021	1,217,102
	Fortescue Metals Group, Ltd., Term Loan
1,514,798	3.750%, 6/30/2019	1,365,561
	Ineos Group Holdings, Ltd., Term Loan
1,557,825	3.750%, 5/4/2018	1,546,141
	NewPage Corporation, Term Loan
1,615,831	9.500%, 2/11/2021	1,546,157
	Tronox Pigments BV, Term Loan
440,260	4.000%, 3/19/2020	439,753
	Wausau Paper Corporation, Term Loan
645,125	6.500%, 7/30/2020	649,963

	Total	7,558,850

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
872,250	3.750%, 10/9/2019	861,818
	Berry Plastics Group, Inc., Term Loan
882,000	3.500%, 2/8/2020	879,354
	Rexnord, LLC, Term Loan
886,500	4.000%, 8/21/2020	885,879
	Silver II Borrower, Term Loan
827,976	4.000%, 12/13/2019	783,820
	STHI Holding Corporation, Term Loan
1,268,625	4.500%, 8/6/2021	1,265,986

	Total	4,676,857

Communications Services (4.6%)
	Altice Financing SA, Term Loan
275,000	0.000%, 2/4/2022[b,c]	277,062
	Atlantic Broadband Penn, LLC, Term Loan
870,476	3.250%, 11/30/2019	863,077
	Birch Communication Inc., Term Loan
1,020,104	7.750%, 7/17/2020	1,009,903
	Block Communications, Inc., Term Loan
1,218,875	4.250%, 11/7/2021	1,220,399
	Cable & Wireless Communications plc, Term Loan
420,522	5.500%, 4/28/2017	420,522
	Cengage Learning Acquisitions, Term Loan
1,108,800	7.000%, 3/31/2020	1,111,971
	Charter Communications Operating, LLC, Term Loan
436,667	3.000%, 7/1/2020	434,785
884,250	3.000%, 1/3/2021	880,793
	Cincinnati Bell, Inc., Term Loan
994,239	4.000%, 9/10/2020	992,380
	Clear Channel Communications, Inc., Term Loan
228,177	7.678%, 7/30/2019	219,556
	Cumulus Media Holdings, Inc., Term Loan
1,019,373	4.250%, 12/23/2020	999,750

Principal Amount	Bank Loans (13.6%)[a]	Value
Communications Services (4.6%) - continued
	Fairpoint Communications, Term Loan
$617,072	7.500%, 2/14/2019	$627,359
	Grande Communications Networks, LLC, Term Loan
1,179,016	4.500%, 5/29/2020	1,166,495
	Gray Television, Inc., Term Loan
1,308,741	3.750%, 6/13/2021	1,307,432
	Hargray Communications Group, Inc., Term Loan
1,047,372	5.250%, 6/26/2019	1,050,975
	iHeartCommunications, Inc., Term Loan
949,467	6.928%, 1/30/2019	901,567
	IMG Worldwide, Inc., Term Loan
1,091,750	5.250%, 5/6/2021	1,081,105
	Integra Telecom Holdings, Inc., Term Loan
882,000	5.250%, 2/22/2019	880,068
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	944,743
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,452,421
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
250,000	0.000%, 1/7/2022[b,c]	246,095
775,000	4.500%, 1/7/2022	770,644
	LTS Buyer, LLC, Term Loan
970,496	4.000%, 4/13/2020	966,255
	McGraw-Hill Global Education, LLC, Term Loan
854,259	5.750%, 3/22/2019	860,239
	NEP/NCP Holdco, Inc., Term Loan
1,176,142	4.250%, 1/22/2020	1,143,798
	NTelos, Inc., Term Loan
1,158,556	5.750%, 11/9/2019	990,566
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
895,364	5.500%, 7/31/2018	890,887
	SBA Senior Finance II, LLC, Term Loan
1,091,750	3.250%, 3/24/2021	1,084,796
	TNS, Inc., Term Loan
937,254	5.000%, 2/14/2020	938,426
	Univision Communications, Inc., Term Loan
1,557,994	4.000%, 3/1/2020	1,554,379
	Virgin Media Investment Holdings, Ltd., Term Loan
769,328	3.500%, 6/7/2020	767,890
	WideOpenWest Finance, LLC, Term Loan
843,070	4.750%, 4/1/2019	843,205
	WMG Acquisition Corporation, Term Loan
886,500	3.750%, 7/1/2020	864,337
	XO Communications, LLC, Term Loan
1,089,000	4.250%, 3/20/2021	1,090,089
	Yankee Cable Acquisition, LLC, Term Loan
845,624	4.500%, 3/1/2020	847,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Communications Services (4.6%) - continued
	Zayo Group, LLC, Term Loan
$1,042,985	4.000%, 7/2/2019	$1,043,820

	Total	32,745,315

Consumer Cyclical (2.3%)
	Amaya Gaming Group, Inc., Term Loan
1,213,900	5.000%, 8/1/2021	1,201,761
	Burlington Coat Factory Warehouse Corporation, Term Loan
898,947	4.250%, 8/13/2021	903,819
	Ceridian HCM Holding, Inc., Term Loan
434,800	4.500%, 9/15/2020	428,008
	Chrysler Group, LLC, Term Loan
734,733	3.500%, 5/24/2017	734,579
	Dollar Tree, Inc., Term Loan
661,500	4.250%, 3/9/2022	668,208
	FCA US, LLC, Term Loan
470,250	3.250%, 12/31/2018	469,578
	Golden Nugget, Inc., Delayed Draw
153,956	5.500%, 11/21/2019	154,677
	Golden Nugget, Inc., Term Loan
359,231	5.500%, 11/21/2019	360,912
	Hilton Worldwide Finance, LLC, Term Loan
999,781	3.500%, 10/26/2020	1,000,691
	J.C. Penney Corporation, Inc., Term Loan
884,250	6.000%, 5/22/2018	881,562
	Las Vegas Sands, LLC, Term Loan
987,500	3.250%, 12/19/2020	986,325
	Marina District Finance Company, Inc., Term Loan
900,099	6.500%, 8/15/2018	904,410
	MGM Resorts International, Term Loan
353,668	3.500%, 12/20/2019	352,416
	Michaels Stores, Inc., Term Loan
1,039,775	4.000%, 1/28/2020	1,042,562
	Mohegan Tribal Gaming Authority, Term Loan
1,303,699	5.500%, 11/19/2019	1,292,018
	Pinnacle Entertainment, Inc., Term Loan
865,037	3.750%, 8/13/2020	864,569
	ROC Finance, LLC, Term Loan
886,500	5.000%, 6/20/2019	854,639
	Scientific Games International, Inc., Term Loan
888,750	6.000%, 10/18/2020	891,194
399,000	6.000%, 10/1/2021	399,666
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,176,764	3.500%, 5/14/2020	1,169,409
	Seminole Indian Tribe of Florida, Term Loan
774,000	3.000%, 4/29/2020	772,065

	Total	16,333,068

Consumer Non-Cyclical (1.6%)
	Albertsons, Inc., Term Loan
1,238,906	5.375%, 3/21/2019	1,247,343

Principal Amount	Bank Loans (13.6%)[a]	Value
Consumer Non-Cyclical (1.6%) - continued
	Catalina Marketing Corporation, Term Loan
$1,126,487	4.500%, 4/9/2021	$978,163
	CHS/Community Health Systems, Inc., Term Loan
216,079	3.428%, 12/31/2018	216,012
697,904	4.250%, 1/27/2021	701,150
	HCA, Inc., Term Loan
1,029,773	2.928%, 3/31/2017	1,029,649
	JBS USA, LLC, Term Loan
1,477,500	3.750%, 9/18/2020	1,476,584
	Libbey Glass, Inc., Term Loan
563,244	3.750%, 4/9/2021	559,723
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,276,884	4.750%, 6/30/2021	1,263,515
	Roundy’s Supermarkets, Inc., Term Loan
1,132,320	5.750%, 3/3/2021	1,086,325
	Supervalu, Inc., Term Loan
1,175,473	4.500%, 3/21/2019	1,179,223
	Visant Corporation, Term Loan
1,487,864	7.000%, 9/23/2021	1,493,131

	Total	11,230,818

Energy (1.0%)
	Arch Coal, Inc., Term Loan
1,402,039	6.250%, 5/16/2018	1,080,271
	Energy Solutions, LLC, Term Loan
1,215,964	6.750%, 5/29/2020	1,218,627
	Exgen Renewables I, LLC, Term Loan
689,828	5.250%, 2/6/2021	693,277
	McJunkin Red Man Corporation, Term Loan
1,034,250	5.000%, 11/8/2019	991,846
	MEG Energy Corporation, Term Loan
1,029,840	3.750%, 3/31/2020[b,c]	985,176
	Offshore Group Investment, Ltd., Term Loan
1,324,240	5.750%, 3/28/2019	753,162
	Pacific Drilling SA, Term Loan
884,250	4.500%, 6/3/2018	731,221
	Targa Resources Partners, LP, Term Loan
574,047	5.750%, 2/27/2022	576,199

	Total	7,029,779

Financials (1.0%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021	1,121,120
	DJO Finance, LLC, Term Loan
1,140,450	4.250%, 9/15/2017	1,142,446
	Harland Clarke Holdings Corporation, Term Loan
860,625	7.000%, 5/22/2018	865,470
	MoneyGram International, Inc., Term Loan
965,151	4.250%, 3/27/2020	909,955
	MPH Acquisition Holdings, LLC, Term Loan
1,410,561	3.750%, 3/31/2021	1,405,271
	TransUnion, LLC, Term Loan
1,089,000	4.000%, 4/9/2021	1,088,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Financials (1.0%) - continued
	WaveDivision Holdings, LLC, Term Loan
$879,750	4.000%, 10/15/2019	$877,181

	Total	7,409,768

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
130,179	3.750%, 5/6/2021	130,366
	BMC Software, Inc., Term Loan
857,500	5.000%, 9/10/2020	838,206
	Booz Allen Hamilton, Inc., Term Loan
372,093	3.750%, 7/31/2019	373,257
	First Data Corporation, Term Loan
1,600,000	3.674%, 3/23/2018	1,598,400
	Freescale Semiconductor, Inc., Term Loan
882,084	4.250%, 2/28/2020	883,425
	Infor US, Inc., Term Loan
1,165,831	3.750%, 6/3/2020	1,154,360

	Total	4,978,014

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,400,062	3.750%, 6/27/2019	1,398,312
	Delta Air Lines, Inc., Term Loan
1,367,082	3.250%, 4/20/2017	1,366,235
	OSG Bulk Ships, Inc., Term Loan
987,538	5.250%, 8/5/2019	980,131

	Total	3,744,678

Utilities (0.2%)
	Calpine Corporation, Term Loan
779,695	4.000%, 4/1/2018	781,075
172,813	4.000%, 10/31/2020	173,060
	Intergen NV, Term Loan
884,250	5.500%, 6/15/2020	853,301

	Total	1,807,436

	Total Bank Loans (cost $99,473,714)	97,514,583

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Asset-Backed Securities (2.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
1,051,002	0.314%, 7/25/2036[d]	941,373
265,409	0.334%, 11/25/2036[d]	228,533
	Bayview Opportunity Master Fund Trust
1,978,890	3.721%, 2/28/2035*	1,980,045
	Bayview Opportunity Master Fund Trust IIB, LP
1,144,928	3.623%, 7/28/2019*,e	1,141,145
837,679	3.228%, 7/28/2034*,e	839,790
	Countrywide Asset-Backed Certificates
775,552	5.530%, 4/25/2047	770,867
	GSAA Home Equity Trust
1,318,423	0.444%, 7/25/2037[d]	1,113,246
	J.P. Morgan Mortgage Trust
2,181,004	2.635%, 2/25/2036	1,969,444
	Renaissance Home Equity Loan Trust
630,034	5.746%, 5/25/2036[e]	454,126
1,000,000	6.011%, 5/25/2036[e]	703,068

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Asset-Backed Securities (2.4%) - continued
$1,417,399	5.797%, 8/25/2036[e]	$915,653
	Residential Asset Mortgage Products Trust
941,122	5.991%, 3/25/2033[e,f]	945,671
	U.S. Residential Opportunity Fund III Trust
1,979,162	3.721%, 1/27/2035*	1,985,764
	Vericrest Opportunity Loan Transferee
1,733,226	3.375%, 10/25/2058*,e	1,729,933
1,176,842	3.500%, 2/25/2055*,e	1,176,200

	Total	16,894,858

Basic Materials (0.7%)
	Anglo American Capital plc
200,000	1.203%, 4/15/2016[d,g]	199,896
	ArcelorMittal
1,080,000	6.250%, 3/1/2021	1,147,500
	Dow Chemical Company
106,000	8.550%, 5/15/2019	132,714
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[g]	448,625
770,000	7.000%, 2/15/2021[g]	710,325
	FMG Resources August 2006 Pty., Ltd.
222,222	6.875%, 2/1/2018[g]	217,778
	Freeport-McMoRan, Inc.
85,000	2.375%, 3/15/2018	84,583
	Hexion US Finance Corporation
860,000	8.875%, 2/1/2018	758,950
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[g]	593,250
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	121,304
	Sappi Papier Holding GmbH
600,000	6.625%, 4/15/2021[g]	629,250
	Vale Overseas, Ltd.
73,000	6.250%, 1/23/2017	77,358
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	149,448

	Total	5,270,981

Capital Goods (0.9%)
	Brand Energy & Infrastructure Services, Inc.
575,000	8.500%, 12/1/2021[g]	539,063
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[g]	1,272,585
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,089,450
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	698,450
	Harsco Corporation
216,000	2.700%, 10/15/2015	216,000
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	313,101
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	203,715
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	258,437
610,000	6.875%, 2/15/2021	642,025
	RSC Equipment Rental, Inc.
250,000	8.250%, 2/1/2021	270,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Capital Goods (0.9%) - continued
	Sealed Air Corporation
$800,000	4.875%, 12/1/2022[g]	$816,000
	Textron, Inc.
213,000	7.250%, 10/1/2019	253,058

	Total	6,571,884

Collateralized Mortgage Obligations (15.0%)
	Alternative Loan Trust
2,690,040	5.500%, 5/25/2035	2,707,649
1,689,245	6.000%, 6/25/2036	1,553,058
	American Home Mortgage Assets Trust
2,883,834	0.364%, 12/25/2046[d]	2,022,260
2,337,228	0.364%, 6/25/2047[d]	1,601,560
	American Home Mortgage Investment Trust
2,195,604	6.250%, 12/25/2036	1,044,418
	Banc of America Alternative Loan Trust
836,566	0.674%, 4/25/2035[d]	659,557
2,085,799	6.000%, 11/25/2035	1,822,554
1,365,831	0.974%, 5/25/2046[d]	954,406
	Banc of America Funding Corporation
593,222	5.047%, 5/20/2036	481,004
	BCAP, LLC Trust
2,055,290	0.354%, 3/25/2037[d]	1,739,299
	Bear Stearns Adjustable Rate Mortgage Trust
1,059,519	2.430%, 10/25/2035[d]	1,043,663
463,953	2.579%, 2/25/2036	360,317
	Citicorp Mortgage Securities Trust
718,403	6.000%, 5/25/2037	741,624
	Citigroup Mortgage Loan Trust, Inc.
579,602	5.500%, 11/25/2035	534,170
	CitiMortgage Alternative Loan Trust
1,396,042	5.750%, 4/25/2037	1,198,412
	Countrywide Alternative Loan Trust
704,231	0.574%, 2/25/2035[d]	649,114
1,042,956	5.141%, 10/25/2035	884,167
446,223	5.500%, 2/25/2036	428,635
354,519	6.000%, 4/25/2036	317,079
1,257,072	6.500%, 8/25/2036	985,721
306,641	6.000%, 1/25/2037	282,245
1,183,452	5.500%, 5/25/2037	999,263
	Countrywide Home Loan Mortgage Pass Through Trust
2,430,371	2.437%, 11/25/2035	2,054,449
837,856	4.946%, 2/20/2036	733,618
	Credit Suisse First Boston Mortgage Securities Corporation
718,619	5.250%, 10/25/2035	714,862
	Deutsche Alt-A Securities Mortgage Loan Trust
186,847	5.500%, 10/25/2021	179,728
1,332,615	0.898%, 4/25/2047[d]	1,137,887
2,383,848	0.394%, 8/25/2047[d]	2,033,434
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
670,292	0.374%, 11/25/2035[d]	434,526
1,139,115	5.500%, 11/25/2035	1,075,578
	Federal Home Loan Mortgage Corporation
11,048,238	2.500%, 12/15/2022[h]	763,744
3,188,487	2.500%, 5/15/2027[h]	273,548
3,828,424	2.500%, 2/15/2028[h]	359,432

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Collateralized Mortgage Obligations (15.0%) - continued
$11,558,753	2.500%, 3/15/2028[h]	$1,115,726
6,254,966	3.000%, 4/15/2028[h]	660,768
5,060,008	3.000%, 2/15/2033[h]	665,540
	Federal National Mortgage Association
4,953,166	2.500%, 2/25/2028[h]	466,085
3,927,326	3.000%, 4/25/2028[h]	443,220
4,823,095	3.500%, 1/25/2033[h]	634,248
	First Horizon Alternative Mortgage Securities Trust
1,463,522	2.250%, 3/25/2035	1,314,796
1,594,876	6.000%, 8/25/2036[d]	1,322,487
	First Horizon Mortgage Pass-Through Trust
1,546,729	2.595%, 8/25/2037	1,270,203
	GMAC Mortgage Corporation Loan Trust
2,437,224	3.948%, 5/25/2035	2,329,231
	Government National Mortgage Association
5,388,737	4.000%, 1/16/2027[h]	657,434
	Greenpoint Mortgage Funding Trust
1,067,241	0.374%, 10/25/2045[d]	822,458
	GSR Mortgage Loan Trust
301,101	0.364%, 8/25/2046[d]	290,027
	HomeBanc Mortgage Trust
1,189,206	2.163%, 4/25/2037	878,075
	IndyMac IMJA Mortgage Loan Trust
1,323,884	6.250%, 11/25/2037	1,131,943
	IndyMac INDX Mortgage Loan Trust
2,248,083	4.649%, 10/25/2035	1,885,932
	J.P. Morgan Alternative Loan Trust
2,428,480	6.500%, 3/25/2036	2,111,112
	J.P. Morgan Mortgage Trust
277,733	6.500%, 1/25/2035	274,468
1,874,289	2.654%, 8/25/2035	1,860,565
673,257	2.522%, 10/25/2036	606,107
1,296,999	0.554%, 1/25/2037[d]	846,267
929,071	2.539%, 1/25/2037	844,170
851,564	6.250%, 8/25/2037	681,611
	Lehman Mortgage Trust
1,005,810	0.924%, 12/25/2035[d]	728,455
	Master Asset Securitization Trust
1,120,428	0.674%, 6/25/2036[d]	666,007
	MASTR Alternative Loans Trust
334,797	6.500%, 7/25/2034	342,902
1,018,307	0.624%, 12/25/2035[d]	545,378
	Merrill Lynch Alternative Note Asset Trust
783,079	6.000%, 3/25/2037	621,658
1,257,500	6.000%, 3/25/2037	1,156,479
	Morgan Stanley Mortgage Loan Trust
814,496	5.207%, 11/25/2035	615,966
	MortgageIT Trust
1,802,291	0.434%, 12/25/2035[d]	1,641,190
1,359,102	0.374%, 4/25/2036[d]	1,008,311
	New Century Alternative Mortgage Loan Trust
1,763,659	6.167%, 7/25/2036[e]	1,185,802
	Oak Hill Advisors Residential Loan Trust
2,000,000	3.475%, 1/25/2055*,e	1,999,860
	RALI Trust
1,871,876	6.000%, 4/25/2036	1,551,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Collateralized Mortgage Obligations (15.0%) - continued
$2,752,530	0.354%, 11/25/2036[d]	$1,983,696
575,644	6.000%, 6/25/2037	486,248
2,510,737	0.364%, 7/25/2037[d]	2,121,756
	Residential Accredit Loans, Inc.
1,303,029	5.750%, 9/25/2035	1,176,217
1,325,512	6.000%, 1/25/2037	1,128,170
	Residential Accredit Loans, Inc. Trust
2,559,719	5.750%, 4/25/2037	2,070,447
1,364,538	6.250%, 4/25/2037	1,155,780
	Residential Asset Securitization Trust
2,068,984	6.217%, 8/25/2022	1,875,658
890,596	5.500%, 4/25/2035	897,529
1,255,868	0.554%, 8/25/2037[d]	454,039
	Residential Funding Mortgage Security I Trust
2,070,183	6.000%, 7/25/2037	1,873,718
	RFMSI Trust
1,318,902	5.750%, 2/25/2036	1,219,763
	Sequoia Mortgage Trust
1,757,115	2.743%, 9/20/2046	1,375,269
	Structured Adjustable Rate Mortgage Loan Trust
457,854	2.587%, 12/25/2034	444,543
1,342,160	5.034%, 7/25/2035	1,154,382
662,046	2.627%, 9/25/2035	557,566
1,086,759	4.559%, 5/25/2036	788,935
	Structured Asset Mortgage Investments, Inc.
2,014,080	0.484%, 12/25/2035[d]	1,534,308
1,554,133	0.384%, 5/25/2046[d]	1,129,185
	Suntrust Alternative Loan Trust
1,647,905	5.750%, 12/25/2035	1,466,803
	WaMu Mortgage Pass Through Certificates
1,069,215	1.959%, 11/25/2036	944,089
2,197,431	1.782%, 1/25/2037	1,864,288
187,198	2.238%, 8/25/2046	158,171
924,562	1.088%, 9/25/2046[d]	782,896
1,812,872	0.868%, 1/25/2047[d]	1,469,893
1,166,491	1.936%, 3/25/2047[d]	939,332
	Washington Mutual Mortgage Pass Through Certificates
1,215,764	0.774%, 6/25/2035[d]	911,293
1,291,337	6.000%, 11/25/2035	1,196,319
2,282,023	0.878%, 2/25/2047[d]	1,602,977
	Wells Fargo Mortgage Backed Securities Trust
2,430,082	2.623%, 7/25/2036	2,370,467
437,412	0.874%, 5/25/2037[d]	378,955
894,607	6.000%, 7/25/2037	904,049
1,422,900	6.000%, 11/25/2037	1,410,586

	Total	107,774,455

Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	526,855
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,461,417
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,438,316

	Total	3,426,588

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Communications Services (3.0%)
	AMC Networks, Inc.
$610,000	4.750%, 12/15/2022	$607,328
	American Tower Corporation
189,000	7.000%, 10/15/2017	212,861
152,000	3.450%, 9/15/2021	155,156
	CC Holdings GS V, LLC
270,000	2.381%, 12/15/2017	272,261
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	630,000
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	647,250
	Cequel Communications Escrow I, LLC
1,400,000	6.375%, 9/15/2020[g]	1,475,250
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[g]	1,471,750
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021[g]	1,330,000
	DIRECTV Holdings, LLC
176,000	5.875%, 10/1/2019	202,740
	DISH DBS Corporation
700,000	5.000%, 3/15/2023	680,610
	Equinix, Inc.
810,000	5.750%, 1/1/2025	844,425
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[g]	1,160,500
	Frontier Communications Corporation
1,255,000	6.875%, 1/15/2025	1,242,450
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	933,100
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	617,437
	Numericable-SFR
1,370,000	6.000%, 5/15/2022[g]	1,387,125
	SBA Tower Trust
300,000	3.598%, 4/16/2043[g]	299,960
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,223,850
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	220,061
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,268,437
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[g]	872,900
	UPCB Finance V, Ltd.
860,000	7.250%, 11/15/2021[g]	925,575
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020	116,996
152,000	4.500%, 9/15/2020	167,850
	West Corporation
1,400,000	5.375%, 7/15/2022[g]	1,368,500
	Wind Acquisition Finance SA
800,000	4.750%, 7/15/2020[g]	802,000

	Total	21,136,372

Consumer Cyclical (2.0%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	622,500
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[g]	888,250
	Chrysler Group, LLC
840,000	8.000%, 6/15/2019	880,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Consumer Cyclical (2.0%) - continued
	Ford Motor Credit Company, LLC
$220,000	5.000%, 5/15/2018	$239,903
155,000	2.597%, 11/4/2019	157,043
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	876,125
167,000	4.375%, 9/25/2021	177,369
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,435,000
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021	1,136,700
	Hyundai Capital America
30,000	2.000%, 3/19/2018[g]	30,481
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[g]	513,750
710,000	5.625%, 2/1/2023[g]	747,275
	L Brands, Inc.
860,000	5.625%, 2/15/2022	946,000
	Lennar Corporation
610,000	12.250%, 6/1/2017	730,475
250,000	4.125%, 12/1/2018	253,750
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	99,449
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,289,512
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,487,500
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	213,720
	TRW Automotive, Inc.
136,000	7.250%, 3/15/2017[g]	148,750
	United Rentals, Inc.
1,240,000	5.500%, 7/15/2025	1,263,250

	Total	14,137,752

Consumer Non-Cyclical (2.0%)
	Aviv Healthcare Properties, LP
600,000	6.000%, 10/15/2021	642,000
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	499,375
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	57,551
	CareFusion Corporation
70,000	1.450%, 5/15/2017	70,053
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022[g]	1,349,250
	CVS Health Corporation
106,000	2.250%, 12/5/2018	108,377
	EMD Finance, LLC
55,000	0.619%, 3/17/2017[d,g]	54,978
	Endo Finance LLC & Endo Finco, Inc.
250,000	7.000%, 7/15/2019[g]	260,625
610,000	7.000%, 12/15/2020[g]	635,925
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[g]	1,431,500
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[g]	163,893
	HCA, Inc.
925,000	3.750%, 3/15/2019	937,432
	Hospira, Inc.
870,000	5.200%, 8/12/2020	992,312
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[g]	510,213
	JBS Finance II, Ltd.
1,080,000	8.250%, 1/29/2018*	1,115,964

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Consumer Non-Cyclical (2.0%) - continued
	JBS USA, LLC
$610,000	5.875%, 7/15/2024[g]	$617,625
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,250
	Medco Health Solutions, Inc.
170,000	7.125%, 3/15/2018	195,695
	Medtronic, Inc.
310,000	4.375%, 3/15/2035[g]	337,107
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	137,528
	Ortho-Clinical Diagnostics, Inc.
1,375,000	6.625%, 5/15/2022[g]	1,220,313
	Pernod Ricard SA
110,000	5.750%, 4/7/2021[g]	127,652
	SABMiller plc
75,000	6.500%, 7/15/2018[g]	85,866
	Safeway, Inc.
63,000	3.400%, 12/1/2016	62,842
	Spectrum Brands Escrow Corporation
860,000	6.375%, 11/15/2020	911,600
	Tenet Healthcare Corporation
1,080,000	8.125%, 4/1/2022	1,190,700
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	167,702
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[g]	659,752

	Total	14,584,080

Energy (1.7%)
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,944
	Calumet Specialty Products Partners, LP
600,000	6.500%, 4/15/2021[g]	582,000
	Chaparral Energy, Inc.
600,000	7.625%, 11/15/2022	402,000
	CNPC General Capital, Ltd.
205,000	2.750%, 4/19/2017[g]	208,632
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	866,450
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023[g]	858,500
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,306,125
	Enterprise Products Operating, LLC
167,000	2.550%, 10/15/2019	169,236
	EQT Corporation
105,000	5.150%, 3/1/2018	112,537
104,000	8.125%, 6/1/2019	124,241
	EQT Midstream Partners, LP
152,000	4.000%, 8/1/2024	150,892
	Hess Corporation
155,000	8.125%, 2/15/2019	186,100
	Kinder Morgan, Inc.
155,000	5.300%, 12/1/2034	160,128
	Linn Energy, LLC
860,000	6.250%, 11/1/2019	679,400
	Marathon Petroleum Corporation
125,000	3.625%, 9/15/2024	126,425
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[g]	231,250
610,000	6.375%, 1/30/2023[g]	561,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Energy (1.7%) - continued
	Offshore Group Investment, Ltd.
$860,000	7.500%, 11/1/2019	$490,200
	Petroleos Mexicanos
630,000	5.625%, 1/23/2046[g]	639,450
	Plains All American Pipeline, LP
156,000	3.600%, 11/1/2024	156,623
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,123,200
	Rosetta Resources, Inc.
950,000	5.875%, 6/1/2022	895,375
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025[g]	1,275,487
	Suncor Energy, Inc.
136,000	6.100%, 6/1/2018	153,201
125,000	3.600%, 12/1/2024	127,510
	Weatherford International, Ltd.
170,000	6.000%, 3/15/2018	178,694
	Williams Companies, Inc.
152,000	3.700%, 1/15/2023	140,509

	Total	12,057,309

Financials (8.1%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	114,585
	Aegon NV
1,080,000	2.168%, 7/29/2049[d,i]	934,200
	AIG Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045*	1,623,000
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	889,875
	American Express Company
1,250,000	6.800%, 9/1/2066	1,312,750
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[g]	165,452
	Banco de Brasil SA
1,860,000	9.000%, 12/31/2049[g,i]	1,603,004
	Bank of America Corporation
272,000	5.700%, 5/2/2017	293,052
107,000	5.650%, 5/1/2018	118,692
160,000	8.000%, 12/29/2049[i]	171,000
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	682,200
	Barclays Bank plc
150,000	5.140%, 10/14/2020	166,652
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[g]	203,609
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,595,213
	BNP Paribas SA
1,250,000	5.186%, 6/29/2049[g,i]	1,256,588
	BPCE SA
625,000	5.150%, 7/21/2024[g]	667,808
	Caisse Centrale Desjardins du Quebec
50,000	0.918%, 1/29/2018[d,g]	49,992
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	154,075
212,000	8.500%, 5/22/2019	264,020
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
975,000	11.000%, 12/29/2049[g,i]	1,255,313
	Credit Agricole SA
620,000	6.625%, 9/29/2049[g,i]	621,550

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Financials (8.1%) - continued
	Credit Suisse Group AG
$600,000	7.500%, 12/11/2049[g,i]	$644,250
1,240,000	6.250%, 12/29/2049[g,i]	1,218,300
	CyrusOne, LP
860,000	6.375%, 11/15/2022	913,750
	DDR Corporation
136,000	9.625%, 3/15/2016	146,687
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[g]	1,448,090
	Discover Bank
68,000	8.700%, 11/18/2019	83,754
	Discover Financial Services
150,000	6.450%, 6/12/2017	165,261
	Duke Realty, LP
155,000	4.375%, 6/15/2022	166,463
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	893,781
900,000	5.100%, 12/31/2049[i]	855,000
	GE Capital Trust I
620,000	6.375%, 11/15/2067	671,150
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[i]	1,350,000
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	147,120
205,000	7.500%, 2/15/2019	244,664
50,000	1.417%, 4/23/2020[d]	50,636
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	210,300
	HBOS plc
188,000	6.750%, 5/21/2018[g]	210,341
	HCP, Inc.
107,000	3.750%, 2/1/2019	112,796
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	199,802
	HSBC Holdings plc
1,085,000	6.375%, 3/29/2049[i]	1,109,413
625,000	5.625%, 12/29/2049[i]	630,859
620,000	6.375%, 12/29/2049[i]	633,175
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,402,380
	ILFC E-Capital Trust II
2,550,000	6.250%, 12/21/2065[d,g]	2,397,000
	ING Bank NV
200,000	4.125%, 11/21/2023	206,970
	ING Capital Funding Trust III
1,420,000	3.875%, 12/29/2049[d,i]	1,405,800
	International Lease Finance Corporation
110,000	2.221%, 6/15/2016[d]	110,000
610,000	5.875%, 8/15/2022	677,100
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	73,443
156,000	3.875%, 1/15/2019	164,531
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	167,276
40,000	2.250%, 1/23/2020	40,086
128,000	7.900%, 4/29/2049[i]	137,760
1,250,000	6.750%, 8/29/2049[i]	1,356,250
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[g]	1,491,750
42,000	5.000%, 6/1/2021[g]	46,532
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,079,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Financials (8.1%) - continued
	Lloyds Banking Group plc
$1,200,000	6.413%, 1/29/2049[g,i]	$1,365,000
1,310,000	5.920%, 9/29/2049[g,i]	1,323,100
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[g]	1,884,150
	MetLife, Inc.
600,000	6.400%, 12/15/2036	711,000
	Morgan Stanley
143,000	6.250%, 8/28/2017	157,974
50,000	1.396%, 1/27/2020[d]	50,748
110,000	4.875%, 11/1/2022	120,138
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	166,374
	National City Corporation
136,000	6.875%, 5/15/2019	160,469
	National Westminster Bank plc
1,860,000	0.563%, 11/29/2049[d,i]	1,162,509
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	144,287
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	673,475
1,225,000	5.625%, 6/15/2043	1,298,500
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[g]	667,500
	Realty Income Corporation
131,000	2.000%, 1/31/2018	132,224
	Regions Bank
43,000	7.500%, 5/15/2018	49,980
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	188,716
	Royal Bank of Scotland Group plc
136,000	1.213%, 3/31/2017[d]	136,507
167,000	5.125%, 5/28/2024	175,202
625,000	7.648%, 8/29/2049[i]	787,500
	Societe Generale SA
208,000	5.750%, 4/20/2016[g]	216,821
1,240,000	8.250%, 9/29/2049[i]	1,317,500
600,000	7.875%, 12/31/2049[g,i]	619,500
	Standard Chartered plc
1,240,000	6.500%, 12/29/2049[c,g,i]	1,250,964
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[g,i]	1,417,500
	Synchrony Financial
156,000	1.875%, 8/15/2017	156,126
35,000	1.485%, 2/3/2020[d]	35,162
156,000	3.750%, 8/15/2021	161,773
	USB Realty Corporation
1,240,000	1.400%, 12/29/2049[d,g,i]	1,128,400
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	210,489
300,000	5.650%, 5/15/2053	313,500
	Wells Fargo & Company
50,000	0.935%, 1/30/2020[d]	50,258
600,000	5.900%, 12/29/2049[i]	624,750
620,000	5.875%, 12/31/2049[i]	655,774
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[g]	1,630,650

	Total	58,148,740

Foreign Government (1.8%)
	Brazil Government International Bond
1,075,000	5.000%, 1/27/2045	994,375

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Foreign Government (1.8%) - continued
	Colombia Government International Bond
$400,000	4.000%, 2/26/2024	$412,400
480,000	5.000%, 6/15/2045	493,200
	Costa Rica Government International Bond
900,000	7.158%, 3/12/2045[g]	927,000
	Croatia Government International Bond
560,000	6.625%, 7/14/2020[g]	620,900
	Hungary Government International Bond
800,000	5.375%, 3/25/2024	897,000
	Indonesia Government International Bond
350,000	4.125%, 1/15/2025[g]	359,188
1,100,000	5.125%, 1/15/2045[g]	1,155,000
	Mexico Government International Bond
1,570,000	4.000%, 10/2/2023	1,661,060
430,000	4.600%, 1/23/2046	439,675
	Panama Government International Bond
320,000	4.000%, 9/22/2024	335,200
435,000	3.750%, 3/16/2025	445,875
	Peru Government International Bond
320,000	5.625%, 11/18/2050	391,200
	Philippines Government International Bond
375,000	7.750%, 1/14/2031	563,190
460,000	3.950%, 1/20/2040	488,175
	Russian Government International Bond
800,000	4.875%, 9/16/2023[g]	769,760
	South Africa Government International Bond
340,000	5.875%, 5/30/2022	386,427
	Turkey Government International Bond
1,100,000	7.000%, 6/5/2020	1,270,500
320,000	4.875%, 4/16/2043	316,000

	Total	12,926,125

Mortgage-Backed Securities (2.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,000,000	3.500%, 5/1/2029[c]	1,059,340
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,500,000	3.500%, 4/1/2045[c]	2,625,781
11,850,000	4.000%, 4/1/2045[c]	12,670,243

	Total	16,355,364

Technology (0.7%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[g]	648,375
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	894,400
	First Data Corporation
860,000	7.375%, 6/15/2019[g]	898,700
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[g]	936,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (43.4%)	Value
Technology (0.7%) - continued
	Sensata Technologies BV
$1,200,000	4.875%, 10/15/2023[g]	$1,233,000

	Total	4,610,800

Transportation (0.3%)
	American Airlines Pass Through Trust
124,554	4.950%, 1/15/2023	134,992
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[g]	1,429,122
	Burlington Northern Santa Fe, LLC
156,000	3.400%, 9/1/2024	162,816
	Delta Air Lines, Inc.
105,810	4.950%, 5/23/2019	113,614
89,943	4.750%, 5/7/2020	96,580
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[g]	199,638

	Total	2,136,762

Utilities (2.0%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	614,575
	AES Corporation
610,000	7.375%, 7/1/2021	677,100
	Calpine Corporation
870,000	6.000%, 1/15/2022[g]	930,900
1,080,000	5.375%, 1/15/2023	1,080,000
	Commonwealth Edison Company
136,000	6.950%, 7/15/2018	157,283
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[g]	324,000
	Dynegy Finance I, Inc.
1,200,000	7.375%, 11/1/2022[g]	1,261,500
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[g,i]	1,940,910
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,502,762
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	161,456
	MarkWest Energy Partners, LP
1,285,000	4.875%, 12/1/2024	1,313,784
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	631,350
	Southern California Edison Company
2,800,000	6.250%, 8/1/2049[i]	3,136,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	582,000

	Total	14,313,620

	Total Long-Term Fixed Income (cost $301,468,478)	310,345,690

Shares	Common Stock (34.7%)	Value
Consumer Discretionary (2.4%)
11,400	American Axle & Manufacturing Holdings, Inc.[j]	294,462
24,600	Barnes & Noble, Inc.[j]	584,250
5,700	Bayerische Motoren Werke AG	709,847
47,100	Best Buy Company, Inc.	1,779,909
9,000	Brunswick Corporation	463,050
19,700	Canon Marketing Japan, Inc.	395,145
41,800	Dixons Carphone plc	255,641
41,700	EDION Corporation[k]	313,433
28,700	Gap, Inc.	1,243,571
31,800	Hakuhodo Dy Holdings, Inc.	338,075
10,500	Hennes & Mauritz AB	425,436

Shares	Common Stock (34.7%)	Value
Consumer Discretionary (2.4%) - continued
97,251	Home Retail Group plc	$237,198
38,600	Honda Motor Company, Ltd.	1,260,018
95,155	ITV plc	356,263
27	Lear Corporation	2,992
28,200	Lowe’s Companies, Inc.	2,097,798
139,000	Luk Fook Holdings International, Ltd.	387,601
7,600	Macy’s, Inc.	493,316
8,400	Madison Square Garden Company[j]	711,060
3,500	RTL Group SA	336,560
30,700	Ruth’s Hospitality Group, Inc.	487,516
42,400	Sekisui House, Ltd.	615,650
196,000	SJM Holdings, Ltd.	255,991
80,200	Sky Network Television, Ltd.	353,877
36,400	Stage Stores, Inc.	834,288
32,800	Suzuki Motor Corporation	985,122
17,400	Target Corporation	1,428,018

	Total	17,646,087

Consumer Staples (1.3%)
15,600	Archer-Daniels-Midland Company	739,440
20,860	Associated British Foods plc	870,550
14,350	Coca-Cola Enterprises, Inc.	634,270
2,600	Henkel AG & Company KGaA	268,300
32,091	Imperial Tobacco Group plc	1,407,706
25,000	Mondelez International, Inc.	902,250
93,300	Rite Aid Corporation[j]	810,777
23,100	Tyson Foods, Inc.	884,730
3,600	Walgreens Boots Alliance, Inc.	304,848
10,000	Wal-Mart Stores, Inc.	822,500
11,152	Wesfarmers, Ltd.	372,409
15,100	Whole Foods Market, Inc.	786,408
172,900	Wilmar International, Ltd.	410,461

	Total	9,214,649

Energy (1.8%)
221,624	BP plc	1,436,597
42,616	BW LPG, Ltd.[g]	342,718
22,100	CAT Oil AG	247,253
53,500	Eni SPA	925,982
42,800	ERG SPA	560,070
41,100	Exxon Mobil Corporation	3,493,500
32,700	Halliburton Company	1,434,876
75,400	Patterson-UTI Energy, Inc.	1,415,635
64,300	Pioneer Energy Services Corporation[j]	348,506
33,603	Royal Dutch Shell plc, Class B	1,046,740
24,800	Total SA	1,232,729
8,850	Whiting Petroleum Corporation[j]	273,465

	Total	12,758,071

Financials (14.1%)
1,100	Acadia Realty Trust	38,368
1,800	Agree Realty Corporation	59,346
8,700	Alexandria Real Estate Equities, Inc.	852,948
12,800	Allianz SE	2,222,284
39,000	American Campus Communities, Inc.	1,671,930
14,750	AmTrust Financial Services, Inc.[k]	840,529
9,650	Apartment Investment & Management Company	379,824
300,000	Apollo Investment Corporation	2,302,500
183,600	Ares Capital Corporation	3,152,412
4,900	Ashford Hospitality Trust, Inc.	47,138
12,789	Australia & New Zealand Banking Group, Ltd.	355,792
6,100	AvalonBay Communities, Inc.	1,062,925
12,500	AXA SA	314,614
71,900	Banco Santander SA	538,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (34.7%)	Value
Financials (14.1%) - continued
161,000	Bank Leumi Le-Israel BMj	$597,031
99,950	Bank of America Corporation	1,538,230
7,209	Bank of Nova Scotia	361,660
26,400	Bank of Queensland, Ltd.	276,640
44,000	Bank of Yokohama, Ltd.	257,692
9,800	BioMed Realty Trust, Inc.	222,068
9,700	Boston Properties, Inc.	1,362,656
13,396	Brixmor Property Group, Inc.	355,664
5,500	Camden Property Trust	429,715
13,150	Cash America International, Inc.	306,395
600	Chatham Lodging Trust	17,646
338	Chesapeake Lodging Trust	11,435
86,000	Cheung Kong Holdings, Ltd.	1,757,025
36,450	Citigroup, Inc.	1,877,904
3,309	Cousins Properties, Inc.	35,075
11,300	CubeSmart	272,895
126	Daiwa House Residential Investment Corporation[k]	274,900
19,700	DBS Group Holdings, Ltd.	292,109
6,100	DDR Corporation	113,582
2,600	Digital Realty Trust, Inc.	171,496
43,100	Duke Realty Corporation	938,287
2,300	DuPont Fabros Technology, Inc.	75,164
13,831	Enova International, Inc.[j]	272,332
3,700	EPR Properties	222,111
4,900	Equity Lifestyle Properties, Inc.	269,255
13,100	Equity Residential	1,019,966
5,150	Erie Indemnity Company	449,389
2,600	Essex Property Trust, Inc.	597,740
26,600	First Financial Bancorp	473,746
19,900	First Horizon National Corporation	284,371
35,700	Forestar Real Estate Group, Inc.[j]	562,989
29,427	General Growth Properties, Inc.	869,568
2,300	Geo Group, Inc.	100,602
180,000	Golub Capital BDC, Inc.	3,159,000
42,800	Hang Seng Bank, Ltd.	774,631
3,600	Hannover Rueckversicherung SE	372,003
16,700	HCP, Inc.	721,607
11,557	Health Care REIT, Inc.	894,050
15,650	Healthcare Trust of America, Inc.	436,009
9,000	Highwoods Properties, Inc.	412,020
10,900	Horace Mann Educators Corporation	372,780
42	Hoshino Resorts REIT, Inc.	515,520
4,800	Hospitality Properties Trust	158,352
86,000	Host Hotels & Resorts, Inc.	1,735,480
301,953	HSBC Holdings plc	2,573,058
58,550	Huntington Bancshares, Inc.	646,977
186,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	2,174,340
9,100	iShares Intermediate Credit Bond ETF	1,007,097
72,943	iShares J.P. Morgan USD Emerging Markets Bond ETF	8,178,369
139	Japan Logistics Fund, Inc.	288,866
53,000	KeyCorp	750,480
1,600	Kilroy Realty Corporation	121,872
36,300	Kimco Realty Corporation	974,655
3,600	LaSalle Hotel Properties	139,896
11,300	Lazard, Ltd.	594,267
65,000	Link REIT	400,997
5,600	Macerich Company	472,248
6,150	Medical Properties Trust, Inc.	90,651
37,600	MetLife, Inc.	1,900,680
3,700	Mid-America Apartment Communities, Inc.	285,899
52,500	Morgan Stanley	1,873,725

Shares	Common Stock (34.7%)	Value
Financials (14.1%) - continued
6,200	Muenchener Rueckversicherungs- Gesellschaft AG	$1,332,264
13,400	National Australia Bank, Ltd.	392,275
3,700	National Health Investors, Inc.	262,737
9,700	National Retail Properties, Inc.	397,409
18,300	NorthStar Realty Finance Corporation	331,596
20,300	OFG Bancorp[k]	331,296
3,450	Omega Healthcare Investors, Inc.	139,967
2,300	Outfront Media, Inc.	68,816
7,300	Parkway Properties, Inc.	126,655
6,300	Physicians Realty Trust	110,943
10,526	Power Corporation of Canada	278,577
12,850	Principal Financial Group, Inc.	660,104
73,700	Progressive Corporation	2,004,640
29,300	Prologis, Inc.	1,276,308
6,100	Public Storage, Inc.	1,202,554
3,600	Regency Centers Corporation	244,944
38,150	Regions Financial Corporation	360,517
17,900	Retail Properties of America, Inc.	286,937
43,053	RioCan Real Estate Investment Trust	984,758
14,900	RLJ Lodging Trust	466,519
32,026	Royal Bank of Canada	1,927,806
1,300	Senior Housing Property Trust	28,847
11,700	Simon Property Group, Inc.	2,288,988
1,300	SL Green Realty Corporation	166,894
140,000	Solar Capital, Ltd.	2,833,600
1,880	Sovran Self Storage, Inc.	176,607
39,700	Spirit Realty Captial, Inc.	479,576
781	Store Capital Corporation	18,236
17,600	Sumitomo Mitsui Financial Group, Inc.	674,161
99,702	Summit Hotel Properties, Inc.	1,402,807
23,400	Sun Life Financial, Inc.	721,094
5,100	Swiss Re AG	491,936
21,800	T&D Holdings, Inc.	299,447
8,863	Tanger Factory Outlet Centers, Inc.	311,712
1,100	Taubman Centers, Inc.	84,843
1,850	Terreno Realty Corporation	42,180
9,700	Tokio Marine Holdings, Inc.	366,144
66	Top REIT, Inc.	274,699
31,545	Toronto-Dominion Bank[k]	1,350,167
359,100	Two Harbors Investment Corporation	3,813,642
28,350	U.S. Bancorp	1,238,044
10,100	UDR, Inc.	343,703
5,500	Urban Edge Properties	130,350
16,250	Vanguard Short-Term Corporate Bond ETF	1,303,413
12,000	Ventas, Inc.	876,240
10,500	Vornado Realty Trust	1,176,000
45,050	Wells Fargo & Company	2,450,720
2,400	WP Carey, Inc.	163,200
4,500	Zurich Insurance Group AGj	1,521,010

	Total	100,748,346

Health Care (4.5%)
7,100	Abaxis, Inc.[k]	455,181
9,500	Abbott Laboratories	440,135
5,350	AbbVie, Inc.	313,189
4,100	Actelion, Ltd.	472,868
19,250	Aetna, Inc.	2,050,702
9,100	AmerisourceBergen Corporation	1,034,397
21,232	AMN Healthcare Services, Inc.[j]	489,822
33,900	Astellas Pharmaceutical, Inc.	555,448
5,000	Bayer AG	748,076
1,050	Biogen, Inc.[j]	443,352

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (34.7%)	Value
Health Care (4.5%) - continued
4,693	Boiron SA	$503,462
117,000	Boston Scientific Corporation[j]	2,076,750
22,000	Bruker Corporation[j]	406,340
11,300	Cardinal Health, Inc.	1,020,051
17,700	Centene Corporation[j]	1,251,213
8,500	CSL, Ltd.	594,680
9,850	Eli Lilly and Company	715,602
71,081	Fisher & Paykel Healthcare Corporation, Ltd.	349,411
17,750	Gilead Sciences, Inc.[j]	1,741,807
24,774	GlaxoSmithKline plc	570,294
15,650	HCA Holdings, Inc.[j]	1,177,350
40,200	Healthways, Inc.[j]	791,940
15,693	ICON plc[j]	1,106,827
2,600	Lonza Group AG	323,695
2,300	McKesson Corporation	520,260
43,300	Merck & Company, Inc.	2,488,884
25,700	Otsuka Holdings Company, Ltd.	803,990
15,800	PAREXEL International Corporation[j]	1,090,042
85,200	Pfizer, Inc.	2,964,108
21,400	Quest Diagnostics, Inc.	1,644,590
9,100	Quintiles Transnational Holdings, Inc.[j]	609,427
22,100	Recordati SPA	412,715
1,700	Roche Holding AG	467,147
2,100	Roche Holding AG	572,657
19,700	Sagent Pharmaceuticals, Inc.[j]	458,025
7,200	Shire plc	574,004

	Total	32,238,441

Industrials (4.0%)
418,500	Alerian MLP ETF	6,934,545
16,100	Allison Transmission Holdings, Inc.	514,234
20,985	Canadian National Railway Company	1,405,351
14,550	Caterpillar, Inc.	1,164,436
23,400	COMSYS Holdings Corporation	288,680
28,300	Con-way, Inc.	1,248,879
30,850	Delta Air Lines, Inc.	1,387,016
36,200	Expeditors International of Washington, Inc.	1,744,116
29,400	Flowserve Corporation	1,660,806
38,200	General Electric Company	947,742
74,000	Hutchison Whampoa, Ltd.	1,025,703
69,900	ITOCHU Corporation	756,449
9,800	Jacobs Engineering Group, Inc.[j]	442,568
31,050	KAR Auction Services, Inc.	1,177,727
18,100	KONE Oyj[k]	802,556
30,500	Meritor, Inc.[j]	384,605
27,400	Pentair, Ltd.	1,723,186
15,950	Quad/Graphics, Inc.	366,531
10,600	Safran SA	740,636
12,400	Siemens AG	1,341,106
13,200	Southwest Airlines Company	584,760
13,840	Stantec, Inc.	331,207
26,000	TOTO, Ltd.	386,073
27,759	Wajax Corporation[k]	530,173
7,650	Woodward, Inc.	390,227
22,824	WS Atkins plc	430,942

	Total	28,710,254

Information Technology (3.3%)
4,350	Accenture plc	407,551
12,750	Akamai Technologies, Inc.[j]	905,824
26,950	Aspen Technology, Inc.[j]	1,037,305
44,450	Broadcom Corporation	1,924,463

Shares	Common Stock (34.7%)	Value
Information Technology (3.3%) - continued
142,000	Brocade Communications Systems, Inc.	$1,684,830
11,400	Canon, Inc.	403,347
51,200	Cirrus Logic, Inc.[j]	1,702,912
70,850	Cisco Systems, Inc.	1,950,146
7,350	Computer Sciences Corporation	479,808
1,695	Constellation Software, Inc.	585,846
52,900	Corning, Inc.	1,199,772
17,900	Electronic Arts, Inc.[j]	1,052,789
64,550	EMC Corporation	1,649,898
1,100	Equinix, Inc.	256,135
2,400	F5 Networks, Inc.[j]	275,856
33,400	FUJIFILM Holdings NPV	1,188,257
84,700	Global Cash Access Holdings, Inc.[j]	645,414
16,000	Hoya Corporation	640,549
28,400	Juniper Networks, Inc.	641,272
77,250	Marvell Technology Group, Ltd.	1,135,575
9,799	Melexis NV	584,718
12,000	NetApp, Inc.	425,520
56,600	NVIDIA Corporation	1,184,355
19,300	Pegasystems, Inc.	419,775
32,400	Vishay Intertechnology, Inc.	447,768
28,300	Xilinx, Inc.	1,197,090

	Total	24,026,775

Materials (0.9%)
12,900	Berry Plastics Group, Inc.[j]	466,851
678,528	Centamin plc	577,187
9,950	Dow Chemical Company	477,401
318,000	Kobe Steel, Ltd.	586,524
18,150	LyondellBasell Industries NV	1,593,570
5,400	Nitto Denko Corporation	360,580
49,700	Norsk Hydro ASA	261,240
12,900	Rock-Tenn Company	832,050
9,100	Voestalpine AG	332,877
12,200	Westlake Chemical Corporation	877,668

	Total	6,365,948

Telecommunications Services (1.4%)
45,000	BCE, Inc.	1,905,097
835,700	Bezeq Israel Telecommunication Corporation, Ltd.	1,556,193
155,626	BT Group plc	1,011,229
83,700	KDDI Corporation	1,890,995
28,100	Nippon Telegraph & Telephone Corporation	1,734,642
385,200	Singapore Telecommunications, Ltd.	1,229,188
100,150	Vonage Holdings Corporation[j]	491,736

	Total	9,819,080

Utilities (1.0%)
386,400	A2A SPA	401,221
401,900	Electricidade de Portugal SA	1,505,168
34,500	Endesa SA	666,014
94,700	Enel SPA	427,799
28,600	FirstEnergy Corporation	1,002,716
26,500	Fortum Oyj[k]	555,178
22,100	Gas Natural SDG SA	496,190
46,600	GDF Suez	920,021
124,200	Iberdrola SA	800,907
18,500	Verbund AGk	309,177

	Total	7,084,391

	Total Common Stock (cost $240,074,618)	248,612,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Preferred Stock (4.8%)	Value
Consumer Staples (0.1%)
3,300	Henkel AG & Company KGaA	$387,621

	Total	387,621

Financials (4.4%)
50,000	Affiliated Managers Group, Inc., 5.250%	1,272,500
9,375	Agribank FCB, 6.875%[i]	975,000
63,000	Allstate Corporation, 5.100%	1,636,110
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,630,764
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,388,400
61,780	Citigroup, Inc., 6.875%[i]	1,684,123
35,980	Citigroup, Inc., 7.875%	954,190
20,070	Cobank ACB, 6.250%[i]	2,052,786
24,000	Countrywide Capital V, 7.000%	621,360
6,000	Farm Credit Bank of Texas, 6.750%[g,i]	625,125
86,800	GMAC Capital Trust I, 8.125%	2,278,500
78,200	Goldman Sachs Group, Inc., 5.500%[i]	1,969,076
72,000	HSBC USA, Inc., 6.500%[i]	1,827,360
375	M&T Bank Corporation, 6.375%[i]	382,851
47,580	Morgan Stanley, 6.875%[i]	1,308,926
44,100	Morgan Stanley, 7.125%[i]	1,255,527
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,166,400
18,000	Principal Financial Group, Inc., 5.563%[i]	1,795,500
93,000	RBS Capital Funding Trust V, 5.900%[i]	2,283,150
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	383,250
52,000	U.S. Bancorp 6.500%[i]	1,544,920
24,000	Wells Fargo & Company, 5.850%[i]	636,480
1,695	Wells Fargo & Company, Convertible, 7.500%[i]	2,072,985

	Total	31,745,283

Materials (0.3%)
31,000	CHS, Inc., 6.750%[i]	806,620
48,800	CHS, Inc., 7.100%[i]	1,318,088

	Total	2,124,708

Utilities (<0.1%)
2,190	Southern California Edison Company, 4.510%[i]	219,479

	Total	219,479

	Total Preferred Stock (cost $33,622,517)	34,477,091

Shares	Collateral Held for Securities Loaned (0.7%)	Value
5,238,617	Thrivent Cash Management Trust	5,238,617

	Total Collateral Held for Securities Loaned (cost $5,238,617)	5,238,617

Shares or Principal Amount	Short-Term Investments (5.7%)[l]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.105%, 4/22/2015[m]	99,994
	Federal Home Loan Mortgage Corporation Discount Notes
1,500,000	0.060%, 5/14/2015[m]	1,499,893
500,000	0.048%, 6/1/2015[m]	499,959

Shares or Principal Amount	Short-Term Investments (5.7%)[l]	Value
	Thrivent Cash Management Trust
38,695,071	0.050%	$38,695,071

	Total Short-Term Investments (at amortized cost)	40,794,917

	Total Investments (cost $720,672,861) 102.9%	$736,982,940

	Other Assets and Liabilities, Net (2.9%)	(21,016,309)

	Total Net Assets 100.0%	$715,966,631

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2015.
f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2015, the value of these investments was $70,045,381 or 9.8% of total net assets.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 31, 2015, $1,699,878 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 31, 2015.

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$1,258,681
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,978,890
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	1,144,928
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	835,584
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,122,237
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	2,000,000
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,979,162
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,731,354
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	1,175,601

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,030,518
Gross unrealized depreciation	(16,720,439)

Net unrealized appreciation (depreciation)	$16,310,079

Cost for federal income tax purposes	$720,672,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,558,850	–	6,908,887	649,963
Capital Goods	4,676,857	–	4,676,857	–
Communications Services	32,745,315	–	28,915,533	3,829,782
Consumer Cyclical	16,333,068	–	16,333,068	–
Consumer Non-Cyclical	11,230,818	–	11,230,818	–
Energy	7,029,779	–	6,336,502	693,277
Financials	7,409,768	–	7,409,768	–
Technology	4,978,014	–	4,978,014	–
Transportation	3,744,678	–	3,744,678	–
Utilities	1,807,436	–	1,807,436	–
Long-Term Fixed Income
Asset-Backed Securities	16,894,858	–	16,894,858	–
Basic Materials	5,270,981	–	5,270,981	–
Capital Goods	6,571,884	–	6,571,884	–
Collateralized Mortgage Obligations	107,774,455	–	107,774,455	–
Commercial Mortgage-Backed Securities	3,426,588	–	3,426,588	–
Communications Services	21,136,372	–	21,136,372	–
Consumer Cyclical	14,137,752	–	14,137,752	–
Consumer Non-Cyclical	14,584,080	–	14,584,080	–
Energy	12,057,309	–	12,057,309	–
Financials	58,148,740	–	58,148,740	–
Foreign Government	12,926,125	–	12,926,125	–
Mortgage-Backed Securities	16,355,364	–	16,355,364	–
Technology	4,610,800	–	4,610,800	–
Transportation	2,136,762	–	2,136,762	–
Utilities	14,313,620	–	14,313,620	–
Common Stock
Consumer Discretionary	17,646,087	10,420,230	7,225,857	–
Consumer Staples	9,214,649	5,885,223	3,329,426	–
Energy	12,758,071	6,965,982	5,792,089	–
Financials	100,748,346	77,960,199	22,788,147	–
Health Care	32,238,441	25,289,994	6,948,447	–
Industrials	28,710,254	20,671,378	8,038,876	–
Information Technology	24,026,775	20,624,058	3,402,717	–
Materials	6,365,948	4,247,540	2,118,408	–
Telecommunications Services	9,819,080	491,736	9,327,344	–
Utilities	7,084,391	1,002,716	6,081,675	–
Preferred Stock
Consumer Staples	387,621	–	387,621	–
Financials	31,745,283	22,164,598	9,580,685	–
Materials	2,124,708	2,124,708	–	–
Utilities	219,479	–	219,479	–
Collateral Held for Securities Loaned	5,238,617	5,238,617	–	–
Short-Term Investments	40,794,917	38,695,071	2,099,846	–
Total	$736,982,940	$241,782,050	$490,027,868	$5,173,022

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	545,167	545,167	–	–
Total Asset Derivatives	$545,167	$545,167	$ –	$ –

Liability Derivatives
Futures Contracts	343,146	343,146	–	–
Total Liability Derivatives	$343,146	$343,146	$ –	$ –

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(405)	June 2015	($88,484,939)	($88,758,281)	($273,342)
5-Yr. U.S. Treasury Bond Futures	697	June 2015	83,245,966	83,787,025	541,059
10-Yr. U.S. Treasury Bond Futures	(187)	June 2015	(24,081,514)	(24,105,469)	(23,955)
Mini MSCI EAFE Index Futures	2	June 2015	181,005	182,990	1,985
S&P 500 Index Futures	(42)	June 2015	(21,592,551)	(21,638,400)	(45,849)
S&P 500 Index Mini-Futures	33	June 2015	3,399,108	3,400,320	1,212
Ultra Long Term U.S. Treasury Bond Futures	1	June 2015	168,964	169,875	911
Total Futures Contracts					$202,021

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$3,898,339	$13,780,995	$12,440,717	5,238,617	$5,238,617	$21,179
Cash Management Trust- Short Term Investment	65,277,133	71,340,481	97,922,543	38,695,071	38,695,071	8,133
Total Value and Income Earned	69,175,472				43,933,688	29,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

NATURAL RESOURCES FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Shares	Common Stock (98.7%)	Value
Integrated Oil & Gas (17.4%)
23,050	Chevron Corporation	$2,419,789
277,050	Petroleo Brasileiro SA ADR[a]	1,665,070
189,260	Suncor Energy, Inc. ADR	5,535,855
113,550	Total SA ADR[a]	5,638,893

	Total	15,259,607

Materials (15.4%)
10,200	Agnico Eagle Mines, Ltd.	284,988
62,400	Alcoa, Inc.	806,208
7,250	Avery Dennison Corporation	383,597
10,050	Ball Corporation	709,932
60,950	Barrick Gold Corporation	668,012
11,200	Crown Holdings, Inc.[b]	605,024
2,400	Eagle Materials, Inc.	200,544
34,950	Eldorado Gold Corporation[a]	160,421
7,900	Franco-Nevada Corporation[a]	383,466
62,400	Freeport-McMoRan, Inc.	1,182,480
42,400	Goldcorp, Inc.	768,288
30,450	International Paper Company	1,689,670
57,450	Kinross Gold Corporation[b]	128,688
3,200	Martin Marietta Materials, Inc.	447,360
10,800	MeadWestvaco Corporation	538,596
25,750	Newmont Mining Corporation	559,032
15,000	Owens-Illinois, Inc.[b]	349,800
7,000	Packaging Corporation of America	547,330
9,750	Rock-Tenn Company	628,875
3,650	Royal Gold, Inc.	230,352
13,250	Sealed Air Corporation	603,670
20,250	Silver Wheaton Corporation	385,155
35,200	Teck Resources, Ltd.[a]	483,296
6,550	Vulcan Materials Company	552,165
46,450	Yamana Gold, Inc.	166,756

	Total	13,463,705

Oil & Gas Drilling (6.5%)
39,990	Helmerich & Payne, Inc.[a]	2,722,119
166,350	Rowan Companies plc	2,946,059

	Total	5,668,178

Oil & Gas Equipment & Services (15.6%)
86,600	Cameron International Corporation[b]	3,907,392
69,540	Schlumberger, Ltd.	5,802,418
323,700	Weatherford International, Ltd.[b]	3,981,510

	Total	13,691,320

Oil & Gas Exploration & Production (33.5%)
119,050	Canadian Natural Resources, Ltd.	3,656,026
534,400	Cobalt International Energy, Inc.[b]	5,028,704
23,800	Concho Resources, Inc.[b]	2,758,896
54,850	EOG Resources, Inc.	5,029,196
61,450	EQT Corporation	5,092,362
124,850	Marathon Oil Corporation	3,259,833
116,700	Oasis Petroleum, Inc.[a,b]	1,659,474
121,450	Southwestern Energy Company[a,b]	2,816,425

	Total	29,300,916

Oil & Gas Refining & Marketing (7.6%)
64,800	Marathon Petroleum Corporation	6,634,872

	Total	6,634,872

Shares	Common Stock (98.7%)	Value
Utilities (2.7%)
62,520	iShares North American Natural Resources ETF	$2,347,001

	Total	2,347,001

	Total Common Stock (cost $104,567,895)	86,365,599

Shares	Collateral Held for Securities Loaned (18.3%)	Value
15,964,775	Thrivent Cash Management Trust	15,964,775

	Total Collateral Held for Securities Loaned (cost $15,964,775)	15,964,775

Shares or Principal Amount	Short-Term Investments (1.2%)[c]	Value
	Thrivent Cash Management Trust
1,078,796	0.050%	1,078,796

	Total Short-Term Investments (at amortized cost)	1,078,796

	Total Investments (cost $121,611,466) 118.2%	$103,409,170

	Other Assets and Liabilities, Net (18.2%)	(15,920,685)

	Total Net Assets 100.0%	$87,488,485

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,181,168
Gross unrealized depreciation	(23,383,464)

Net unrealized appreciation (depreciation)	($18,202,296)

Cost for federal income tax purposes	$121,611,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

NATURAL RESOURCES FUND

Schedule of Investments as of March 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2015, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	15,259,607	15,259,607	–	–
Materials	13,463,705	13,463,705	–	–
Oil & Gas Drilling	5,668,178	5,668,178	–	–
Oil & Gas Equipment & Services	13,691,320	13,691,320	–	–
Oil & Gas Exploration & Production	29,300,916	29,300,916	–	–
Oil & Gas Refining & Marketing	6,634,872	6,634,872	–	–
Utilities	2,347,001	2,347,001	–	–
Collateral Held for Securities Loaned	15,964,775	15,964,775	–	–
Short-Term Investments	1,078,796	1,078,796	–	–
Total	$103,409,170	$103,409,170	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at March 31, 2015	Value March 31, 2015	Income Earned January 1, 2015 - March 31, 2015
Cash Management Trust- Collateral Investment	$6,344,325	$26,336,623	$16,716,173	15,964,775	$15,964,775	$8,625
Cash Management Trust- Short Term Investment	706,893	2,456,784	2,084,881	1,078,796	1,078,796	158
Total Value and Income Earned	7,051,218				17,043,571	8,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for

31

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2015

(unaudited)

replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an

32

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2015

(unaudited)

option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Each of the Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default

33

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2015

(unaudited)

swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

34

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: May 28, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer